UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments

Foreign Government Bonds — 59.4%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.4%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	13,813	$16,979,061
Total Albania			$16,979,061

Angola — 0.5%
Republic of Angola, 8.25%, 5/9/28(1)	USD	13,805	$13,850,349
Republic of Angola, 9.375%, 5/8/48(1)	USD	7,049	7,105,604
Total Angola			$20,955,953

Argentina — 4.9%
City of Buenos Aires, 38.69%, (BADLAR + 3.25%), 3/29/24(2)	ARS	399,986	$10,053,357
City of Buenos Aires, 43.44%, (BADLAR + 5.00%), 1/23/22(2)	ARS	87,170	2,258,796
Provincia de Buenos Aires, 40.61%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	388,704	9,857,490
Provincia de Buenos Aires, 49.22%, (BADLAR + 3.83%), 5/31/22(2)	ARS	294,257	7,702,484
Republic of Argentina, 4.50%, 6/21/19	USD	27,597	27,145,424
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,946	1,709,485
Republic of Argentina, 6.25%, 11/9/47	EUR	100,054	84,303,358
Republic of Argentina, 6.875%, 1/11/48	USD	86,854	64,489,095
Republic of Argentina, 7.625%, 4/22/46	USD	18,971	15,013,175
Total Argentina			$222,532,664

Bahrain — 4.3%
CBB International Sukuk Co., 5.624%, 2/12/24(1)(4)	USD	3,790	$3,729,008
CBB International Sukuk Co., 6.875%, 10/5/25(1)(4)	USD	6,447	6,697,337
Kingdom of Bahrain, 6.125%, 8/1/23(1)(4)	USD	18,784	19,010,441
Kingdom of Bahrain, 6.75%, 9/20/29(1)(4)	USD	21,764	20,856,985
Kingdom of Bahrain, 7.00%, 10/12/28(1)(4)	USD	44,804	43,877,453
Kingdom of Bahrain, 7.50%, 9/20/47(1)(4)	USD	107,299	99,457,160
Total Bahrain			$193,628,384

Barbados — 1.1%
Government of Barbados, 6.625%, 12/5/35(1)(5)	USD	29,459	$15,751,727
Government of Barbados, 7.00%, 8/4/22(1)(5)	USD	29,435	16,018,527
Government of Barbados, 7.25%, 12/15/21(1)(5)	USD	30,909	16,496,134
Total Barbados			$48,266,388

Dominican Republic — 2.5%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	2,474,850	$49,265,845
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	18,352,520

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	$37,744,324
Dominican Republic, 12.00%, 3/5/32(1)	DOP	341,000	7,209,323
Total Dominican Republic			$112,572,012

El Salvador — 3.1%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	821	$738,900
Republic of El Salvador, 6.375%, 1/18/27(1)(4)	USD	7,439	6,676,503
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	30,500	30,855,020
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	21,771	21,445,741
Republic of El Salvador, 8.625%, 2/28/29(1)(4)	USD	79,467	81,056,340
Total El Salvador			$140,772,504

Iceland — 2.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,114,472	$23,656,005
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	602,952
Republic of Iceland, 6.50%, 1/24/31	ISK	7,240,201	61,721,995
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	4,745,274
Republic of Iceland, 8.00%, 6/12/25	ISK	351,832	3,191,769
Total Iceland			$93,917,995

Indonesia — 2.5%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	857,160,000	$47,601,206
Indonesia Government Bond, 7.00%, 5/15/27	IDR	294,697,000	17,514,142
Indonesia Government Bond, 7.50%, 5/15/38	IDR	728,318,000	41,552,811
Indonesia Government Bond, 8.25%, 5/15/36	IDR	94,099,000	5,816,776
Total Indonesia			$112,484,935

Kazakhstan — 0.2%
Kazakhstan Government Bond, 9.60%, 4/3/21	KZT	2,974,820	$8,138,059
Total Kazakhstan			$8,138,059

Macedonia — 4.7%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	30,173	$33,135,500
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	80,198	95,791,412
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	50,775	61,963,461
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	16,719	21,197,075
Total Macedonia			$212,087,448

Mongolia — 0.9%
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	4,228	$4,133,927
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	5,076	4,819,662

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Mongolia (continued)
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	15,007	$14,339,353
Mongolia International Bond, 8.75%, 3/9/24(1)	USD	15,714	16,944,202
Total Mongolia			$40,237,144

New Zealand — 5.3%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	41,612	$28,998,654
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	104,040	77,588,936
New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	105,077	78,906,028
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	67,626	52,420,246
Total New Zealand			$237,913,864

Peru — 2.0%
Peru Government Bond, 5.70%, 8/12/24	PEN	60,786	$18,751,836
Peru Government Bond, 8.20%, 8/12/26	PEN	202,900	70,153,811
Total Peru			$88,905,647

Saudi Arabia — 1.2%
Saudi International Bond, 4.50%, 10/26/46(1)(4)	USD	1,520	$1,382,126
Saudi International Bond, 4.625%, 10/4/47(1)(4)	USD	20,629	18,977,896
Saudi International Bond, 5.00%, 4/17/49(1)(4)	USD	35,932	34,582,250
Total Saudi Arabia			$54,942,272

Serbia — 15.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,863,180	$218,579,366
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	20,074,160	209,545,284
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	19,066,505
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610	18,661,339
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370	26,843,432
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	12,091,930	139,462,768
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	57,165,610
Total Serbia			$689,324,304

Sri Lanka — 5.4%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,874,000	$26,572,348
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	611,740	3,412,123
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	7,494,035
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	11,876,886
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	1,837,000	9,982,045
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	24,745,098
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	3,248,000	18,360,707
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	6,085,720	34,602,690
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	7,040,372

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	$552,107
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	5,923,870	32,565,227
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	2,929,534
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	3,969,345
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	3,938,028
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	3,430,000	19,772,680
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	10,403,278
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	3,105,000	17,536,761
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,874,000	10,622,645
Total Sri Lanka			$246,375,909

Thailand — 1.0%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,661,540	$47,077,889
Total Thailand			$47,077,889

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	18,368	$19,450,771
Total Tunisia			$19,450,771

Turkey — 1.6%
Republic of Turkey, 6.00%, 3/25/27(4)	USD	27,000	$24,411,240
Republic of Turkey, 6.125%, 10/24/28(4)	USD	55,511	49,632,829
Total Turkey			$74,044,069

Total Foreign Government Bonds (identified cost $2,841,868,179)			$2,680,607,272

Foreign Corporate Bonds — 2.8%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
YPF SA, 47.833%, (BADLAR + 4.00%), 7/7/20(1)(2)	USD	10,071	$4,174,832
Total Argentina			$4,174,832

Bahrain — 0.5%
Oil Gas and Holding Co., BSCC (The), 8.375%, 11/7/28(1)(8)	USD	21,285	$21,285,000
Total Bahrain			$21,285,000

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

China — 1.0%
21Vianet Group, Inc., 7.00%, 8/17/20(1)(4)	USD	10,231	$10,000,802
China Evergrande Group, 8.75%, 6/28/25(1)(4)	USD	4,610	3,627,494
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)(4)	USD	5,377	4,695,180
CIFI Holdings Group Co., Ltd., 6.875%, 4/23/21(1)(4)	USD	5,118	4,821,366
Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)(4)	USD	1,310	1,101,931
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)(4)	USD	2,410	2,363,620
eHi Car Services, Ltd., 5.875%, 8/14/22(1)(4)	USD	3,476	3,028,316
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)(4)	USD	7,375	6,349,079
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)(4)	USD	2,950	2,384,759
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)(4)	USD	4,519	4,246,888
Times China Holdings, Ltd., 6.25%, 1/17/21(1)(4)	USD	2,868	2,642,208
Total China			$45,261,643

Colombia — 0.2%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	7,810	$8,298,125
Total Colombia			$8,298,125

Ecuador — 0.0%(7)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.016%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,045	$1,047,877
Total Ecuador			$1,047,877

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	12,933	$13,288,658
Total Honduras			$13,288,658

Iceland — 0.5%
Heimavellir HF, 7.91%, 4/25/23(9)	ISK	1,963,167	$15,605,937
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/21(2)	EUR	5,500	6,260,725
Total Iceland			$21,866,662

Indonesia — 0.0%(7)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,744,678
Total Indonesia			$1,744,678

Security		Principal Amount (000’s omitted)	Value

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	3,258	$3,427,931
Total Mongolia			$3,427,931

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)(4)	USD	7,008	$6,055,494
Total Singapore			$6,055,494

Total Foreign Corporate Bonds (identified cost $139,627,551)			$126,450,900

Sovereign Loans — 3.9%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.1%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(5)(10)		$21,920	$7,508,696
Total Barbados			$7,508,696

Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$6,467	$6,186,763
Total Ethiopia			$6,186,763

Iceland — 0.7%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing December 21, 2027(9)(11)	ISK	4,000,000	$30,854,563
Total Iceland			$30,854,563

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,134	$3,141,835
Total Kenya			$3,141,835

Tanzania — 2.9%
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)		$77,850	$78,720,441

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Borrower	Principal Amount (000’s omitted)	Value

Tanzania (continued)
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)	$50,800	$51,635,914
Total Tanzania		$130,356,355

Total Sovereign Loans (identified cost $198,728,705)		$178,048,212

Credit Linked Notes — 0.1%
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(12)	$3,000	$2,820,000
Total Argentina		$2,820,000

Total Credit Linked Notes (identified cost $3,026,941)		$2,820,000

Collateralized Mortgage Obligations — 1.2%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47	$33,817	$7,512,640
Series 362, Class C11, 4.00%, 12/15/47	15,685	3,636,513
Series 2770, Class SH, 4.821%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)	1,747	278,543
Series 4791, Class JI, 4.00%, 5/15/48	63,516	16,181,779
		$27,609,475
Federal National Mortgage Association:
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	$47,970	$10,686,732
Series 2010-67, Class BI, 5.50%, 6/25/25	112	2,702
Series 2010-109, Class PS, 4.319%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)	4,122	604,428
Series 2018-21, Class IO, 3.00%, 4/25/48	49,612	9,764,619
Series 2018-45, Class GI, 4.00%, 6/25/48	15,504	3,916,850
Series 2018-58, Class BI, 4.00%, 8/25/48	8,855	2,250,281
		$27,225,612

Total Collateralized Mortgage Obligations (identified cost $51,487,567)		$54,835,087

Small Business Administration Loans (Interest Only)(15) — 1.1%
Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,271	$87,390
1.88%, 10/30/42 to 12/28/42	11,091	841,890
2.13%, 1/25/43	1,747	149,232
2.24%, 8/15/40	64,565	5,662,830
2.38%, 11/30/42 to 3/1/43	6,331	612,298
2.48%, 10/12/42	261	25,691
2.63%, 10/27/42 to 3/22/43	11,862	1,287,887
2.803%, 10/1/40	137,551	15,736,163
2.88%, 10/27/42 to 2/13/43	10,711	1,295,575
3.028%, 10/12/39	147,218	17,845,743
3.13%, 12/11/42 to 2/15/43	7,759	1,030,333
3.134%, 10/12/42	1,051	130,216
3.38%, 12/18/42	684	102,686
3.63%, 10/27/42 to 3/28/43	23,854	3,736,832
3.634%, 11/22/42	3,292	508,996

Total Small Business Administration Loans (Interest Only) (identified cost $52,086,370)		$49,053,762

Common Stocks — 5.4%
Security	Shares	Value

Cyprus — 0.4%
Bank of Cyprus Holdings PLC(16)(17)	7,349,148	$14,772,979
Bank of Cyprus Holdings PLC(16)(17)	1,075,268	2,132,370
Total Cyprus		$16,905,349

Iceland — 2.6%
Arion Banki HF(3)	26,960,330	$17,399,277
Eik Fasteignafelag HF(16)	124,381,305	7,577,889
Eimskipafelag Islands HF	7,482,270	10,923,640
Hagar HF	36,764,055	14,089,115
Heimavellir HF(16)	143,296,854	1,283,471
Kvika Banki HF(16)	6,228,271	381,631
N1 HF(16)	8,295,400	8,283,889
Reginn HF(16)	59,562,638	9,147,506
Reitir Fasteignafelag HF	29,423,913	17,258,580
Siminn HF	580,482,040	18,090,162
Sjova-Almennar Tryggingar HF	64,439,490	7,472,983
Tryggingamidstodin HF	14,875,159	3,300,029
Vatryggingafelag Islands HF	16,915,706	1,515,262
Total Iceland		$116,723,434

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Japan — 0.6%
Mitsubishi UFJ Financial Group, Inc.	1,412,600	$8,549,745
Mizuho Financial Group, Inc.	2,945,800	5,059,008
Resona Holdings, Inc.	400,400	2,106,118
Sumitomo Mitsui Financial Group, Inc.	175,200	6,821,428
Sumitomo Mitsui Trust Holdings, Inc.	90,700	3,603,826
Total Japan		$26,140,125

Serbia — 0.0%(7)
Komercijalna Banka AD Beograd(16)	91,575	$1,841,085
Total Serbia		$1,841,085

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	79,369,266	$14,628,893
Total Singapore		$14,628,893

South Korea — 0.2%
Hyundai Mobis Co., Ltd.	5,080	$848,572
Hyundai Motor Co.	9,247	866,101
KB Financial Group, Inc.	20,997	874,403
Naver Corp.	12,720	1,280,959
Samsung Electronics Co., Ltd.	62,750	2,349,096
Samsung SDS Co., Ltd.	4,524	769,548
SK Hynix, Inc.	18,689	1,125,551
SK Telecom Co., Ltd.	4,000	939,842
Total South Korea		$9,054,072

Vietnam — 1.3%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$3,650,232
Bank for Investment and Development of Vietnam JSC(16)	845,160	1,074,859
Bao Viet Holdings	283,140	1,193,598
Binh Minh Plastics JSC	460,800	1,128,899
Coteccons Construction JSC	239,670	1,498,298
Danang Rubber JSC	120,210	108,745
Domesco Medical Import Export JSC	195,910	656,936
FPT Corp.	31,004	55,870
HA TIEN 1 Cement JSC	388,990	203,047
Ho Chi Minh City Infrastructure Investment JSC(16)	1,400,400	1,428,465
Hoa Phat Group JSC(16)	2,196,838	3,801,160
Hoa Sen Group	280,995	111,480
KIDO Group Corp.	673,920	748,920
Kinh Bac City Development Share Holding Corp.(16)	921,600	479,289
Masan Group Corp.(16)	1,399,400	4,993,670
Mobile World Investment Corp.	279,000	1,348,063
PetroVietnam Drilling & Well Services JSC(16)	465,230	329,251

Security		Shares	Value

Vietnam (continued)
PetroVietnam Fertilizer & Chemical JSC		695,170	$560,733
PetroVietnam Gas JSC		297,000	1,322,502
PetroVietnam Nhon Trach 2 Power JSC		1,590,240	1,681,089
PetroVietnam Technical Services Corp.		1,207,281	980,295
Pha Lai Thermal Power JSC		400,170	306,121
Refrigeration Electrical Engineering Corp.		703,160	1,015,185
Saigon - Hanoi Commercial Joint Stock Bank(16)		1,719,602	567,825
Saigon Securities, Inc.		1,202,580	1,482,504
Saigon Thuong Tin Commercial JSB(16)		2,163,900	1,162,850
Tan Tao Investment & Industry JSC(16)		1,920,000	229,609
Viet Capital Securities JSC(16)		806,139	1,814,126
Vietnam Construction and Import-Export JSC		562,200	446,214
Vietnam Dairy Products JSC		984,480	4,911,811
Vietnam Joint Stock Commercial Bank for Industry and Trade		216,000	217,460
Vietnam Prosperity JSC Bank(16)		1,851,282	1,815,796
Vietnam Technological & Commercial Joint Stock Bank(16)		1,408,200	1,736,190
Vingroup JSC(16)		3,896,490	16,318,563
Total Vietnam			$59,379,655

Total Common Stocks (identified cost $296,565,335)			$244,672,613

Warrants — 0.0%(7)
Security		Shares	Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(9)(16)		22,753,484	$221,631

Total Warrants (identified cost $0)			$221,631

Short-Term Investments — 26.4%

Foreign Government Securities — 7.2%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.6%
Argentina Treasury Bill, 0.00%, 11/30/18	ARS	2,426,925	$71,827,516
Total Argentina			$71,827,516

Egypt — 4.2%
Egypt Treasury Bill, 0.00%, 12/18/18	EGP	54,225	$2,976,841
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	596,325	32,199,187

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	301,075	$16,126,766
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	47,250	2,447,236
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	500,700	25,749,867
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	699,275	35,661,854
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	322,950	16,257,523
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	889,225	43,394,875
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	312,625	15,156,032
Total Egypt			$189,970,181

Georgia — 0.1%
Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	5,123	$1,893,937
Total Georgia			$1,893,937

Nigeria — 1.3%
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	3,787,516	$10,408,006
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	16,873,277	46,482,857
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	240,803	659,900
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	703,303	1,895,300
Nigeria Treasury Bill, 0.00%, 1/10/19	NGN	399,145	1,072,304
Total Nigeria			$60,518,367

Total Foreign Government Securities (identified cost $339,846,029)			$324,210,001

U.S. Treasury Obligations — 3.0%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/29/18(18)		$100,000	$99,831,806
U.S. Treasury Bill, 0.00%, 12/13/18(18)		36,000	35,909,964

Total U.S. Treasury Obligations (identified cost $135,746,337)			$135,741,770

Other — 16.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(19)	733,776,070	$733,702,692

Total Other (identified cost $733,776,021)		$733,702,692

Total Short-Term Investments (identified cost $1,209,368,387)		$1,193,654,463

Total Purchased Options and Swaptions — 1.3% (identified cost $57,715,375)		$59,689,384

Total Investments — 101.6% (identified cost $4,850,474,410)		$4,590,053,324

Total Written Options — (0.0)%(7) (premiums received $524,985)		$(34,287)

Other Assets, Less Liabilities — (1.6)%		$(73,080,770)

Net Assets — 100.0%		$4,516,938,267

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $1,261,034,903 or 27.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $30,076,767 or 0.7% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	When-issued security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

(11)	Fixed-rate loan.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2018.
(15)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Non-income producing security.

(17)	Securities are traded on separate exchanges for the same entity.

(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

Purchased Currency Options — 0.6%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	51,954,000	SEK	9.68	1/18/19	$25,480
Call SEK/Put EUR	BNP Paribas	EUR	47,210,000	SEK	9.96	4/15/19	240,198
Call SEK/Put EUR	BNP Paribas	EUR	30,685,000	SEK	9.96	4/15/19	156,121
Call SEK/Put EUR	Citibank, N.A.	EUR	53,288,000	SEK	9.67	1/18/19	25,712
Call SEK/Put EUR	Citibank, N.A.	EUR	70,810,000	SEK	9.58	4/12/19	78,599
Call SEK/Put EUR	Citibank, N.A.	EUR	47,190,000	SEK	9.96	4/12/19	235,446
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	117,798
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	117,798
Call SEK/Put EUR	Deutsche Bank AG	EUR	69,275,000	SEK	9.70	1/16/19	34,367
Call SEK/Put EUR	Deutsche Bank AG	EUR	1,287,000	SEK	9.70	1/16/19	638
Call SEK/Put EUR	Deutsche Bank AG	EUR	61,370,000	SEK	9.56	4/23/19	72,013
Call SEK/Put EUR	Deutsche Bank AG	EUR	49,350,000	SEK	9.56	4/23/19	57,909
Put CNH/Call USD	Bank of America, N.A.	USD	165,000,000	CNH	7.40	11/12/18	22,110
Put CNH/Call USD	Bank of America, N.A.	USD	146,000,000	CNH	6.93	6/26/19	4,166,110
Put CNH/Call USD	Citibank, N.A.	USD	171,500,000	CNH	7.45	11/9/18	12,177
Put CNH/Call USD	Goldman Sachs International	USD	63,100,000	CNH	6.93	6/26/19	1,800,559
Put CNH/Call USD	Goldman Sachs International	USD	82,600,000	CNH	6.95	6/26/19	2,232,182
Put EUR/Call USD	BNP Paribas	EUR	190,568,000	USD	1.13	5/29/19	3,045,600
Put EUR/Call USD	Goldman Sachs International	EUR	163,343,000	USD	1.14	5/27/19	3,339,810
Put MXN/Call USD	Citibank, N.A.	USD	94,535,000	MXN	21.32	5/6/19	3,446,463
Put MXN/Call USD	Citibank, N.A.	USD	44,930,000	MXN	21.32	5/6/19	1,638,013
Put MXN/Call USD	Goldman Sachs International	USD	44,935,000	MXN	21.32	5/6/19	1,638,195
Put MXN/Call USD	Goldman Sachs International	USD	103,985,000	MXN	21.32	5/7/19	3,809,802

Total							$26,313,100

Purchased Interest Rate Swaptions — 0.7%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$137,074,000	6/29/28	$5,910,218
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	137,074,000	6/29/28	9,379,557

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions (continued)

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	$55,410,000	7/3/28	$2,403,881
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	3,771,383
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	2,362,054
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	3,831,857
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,196,331
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	51,200,000	7/5/28	3,521,003

Total				$33,376,284

Written Currency Options — (0.0)%(7)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Deutsche Bank AG	USD	171,500,000	CNH	7.45	11/9/18	$(12,177)
Put CNH/Call USD	Société Générale	USD	165,000,000	CNH	7.40	11/12/18	(22,110)

Total							$(34,287)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	3,797,017	USD	4,318,078	Standard Chartered Bank	11/1/18	$—	$(17,386)
EUR	71,201,456	USD	80,909,775	Standard Chartered Bank	11/1/18	—	(263,421)
EUR	71,201,456	USD	81,041,497	Standard Chartered Bank	11/1/18	—	(395,143)
EUR	142,000	USD	161,275	UBS AG	11/1/18	—	(438)
EUR	19,385,000	USD	22,001,264	UBS AG	11/1/18	—	(44,837)
NZD	846,000	USD	556,025	HSBC Bank USA, N.A.	11/1/18	—	(3,968)
NZD	14,154,000	USD	9,302,575	HSBC Bank USA, N.A.	11/1/18	—	(66,385)
USD	4,317,968	EUR	3,797,017	BNP Paribas	11/1/18	17,275	—
USD	86,354,194	EUR	71,201,456	Standard Chartered Bank	11/1/18	5,707,840	—
USD	80,909,775	EUR	71,201,456	Standard Chartered Bank	11/1/18	263,421	—
USD	22,198,294	EUR	19,527,000	Standard Chartered Bank	11/1/18	81,030	—
USD	9,670,644	NZD	14,154,000	Standard Chartered Bank	11/1/18	434,454	—
USD	578,025	NZD	846,000	Standard Chartered Bank	11/1/18	25,968	—
AUD	15,956,000	USD	11,849,021	State Street Bank and Trust Company	11/2/18	—	(549,778)
AUD	36,634,000	USD	27,204,628	State Street Bank and Trust Company	11/2/18	—	(1,262,257)
NZD	2,939,000	USD	1,918,550	Australia and New Zealand Banking Group Limited	11/2/18	—	(706)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

NZD	53,629,000	USD	35,008,475	Australia and New Zealand Banking Group Limited	11/2/18	$—	$(12,880)
USD	37,248,445	AUD	52,590,000	Australia and New Zealand Banking Group Limited	11/2/18	6,831	—
USD	36,570,500	NZD	53,629,000	State Street Bank and Trust Company	11/2/18	1,574,905	—
USD	2,004,153	NZD	2,939,000	State Street Bank and Trust Company	11/2/18	86,309	—
ARS	949,914,000	USD	26,386,500	BNP Paribas	11/5/18	—	(25,983)
ARS	859,988,363	USD	23,736,913	Goldman Sachs International	11/5/18	128,130	—
BRL	2,800	USD	701	Standard Chartered Bank	11/5/18	51	—
CZK	1,026,238,000	EUR	39,830,701	Deutsche Bank AG	11/5/18	—	(310,363)
EGP	280,710,000	USD	15,364,532	HSBC Bank USA, N.A.	11/5/18	288,026	—
EUR	39,793,671	PLN	171,071,000	Deutsche Bank AG	11/5/18	499,886	—
IDR	67,840,000,000	USD	4,471,100	Deutsche Bank AG	11/5/18	—	(11,075)
PHP	605,935,000	USD	11,317,003	Bank of America, N.A.	11/5/18	7,826	—
PHP	784,320,000	USD	14,687,090	BNP Paribas	11/5/18	—	(28,273)
PHP	964,000,000	USD	18,030,487	Citibank, N.A.	11/5/18	—	(13,479)
PHP	522,705,000	USD	9,762,523	Deutsche Bank AG	11/5/18	6,751	—
PHP	305,695,000	USD	5,709,443	Deutsche Bank AG	11/5/18	3,948	—
PHP	712,530,000	USD	13,307,870	JPMorgan Chase Bank, N.A.	11/5/18	9,203	—
PHP	855,855,000	USD	15,984,741	Morgan Stanley & Co. International PLC	11/5/18	11,054	—
PHP	1,254,400,000	USD	23,456,506	UBS AG	11/5/18	—	(11,968)
SGD	10,422,700	USD	7,548,688	Deutsche Bank AG	11/5/18	—	(23,645)
USD	17,836,016	ARS	713,797,363	Goldman Sachs International	11/5/18	—	(1,972,164)
USD	27,505,772	ARS	1,096,105,000	Goldman Sachs International	11/5/18	—	(2,911,608)
USD	753	BRL	2,800	Standard Chartered Bank	11/5/18	1	—
USD	15,675,030	EGP	280,710,000	HSBC Bank USA, N.A.	11/5/18	22,472	—
USD	4,458,172	IDR	67,840,000,000	Citibank, N.A.	11/5/18	—	(1,853)
USD	11,230,377	PHP	605,935,000	Bank of America, N.A.	11/5/18	—	(94,452)
USD	14,648,687	PHP	784,320,000	BNP Paribas	11/5/18	—	(10,130)
USD	18,004,557	PHP	964,000,000	Citibank, N.A.	11/5/18	—	(12,451)
USD	5,604,455	PHP	305,695,000	Deutsche Bank AG	11/5/18	—	(108,936)
USD	9,597,962	PHP	522,705,000	Deutsche Bank AG	11/5/18	—	(171,312)
USD	13,209,677	PHP	712,530,000	JPMorgan Chase Bank, N.A.	11/5/18	—	(107,396)
USD	15,797,970	PHP	855,855,000	Morgan Stanley & Co. International PLC	11/5/18	—	(197,825)
USD	23,428,337	PHP	1,254,400,000	UBS AG	11/5/18	—	(16,201)
USD	22,311,993	SGD	30,633,809	Deutsche Bank AG	11/5/18	194,815	—
USD	149	SGD	204	Deutsche Bank AG	11/5/18	1	—
USD	4,424,102	UYU	145,230,000	Citibank, N.A.	11/5/18	926	—
USD	12,344,820	UYU	405,243,408	JPMorgan Chase Bank, N.A.	11/5/18	2,583	—
USD	6,832,790	UYU	229,718,408	JPMorgan Chase Bank, N.A.	11/5/18	—	(163,595)
USD	9,450,648	UYU	320,755,000	JPMorgan Chase Bank, N.A.	11/5/18	—	(318,380)
UYU	145,230,000	USD	4,956,655	Citibank, N.A.	11/5/18	—	(533,479)
UYU	229,718,408	USD	6,997,850	JPMorgan Chase Bank, N.A.	11/5/18	—	(1,464)
UYU	320,755,000	USD	9,771,073	JPMorgan Chase Bank, N.A.	11/5/18	—	(2,045)
UYU	405,243,408	USD	13,607,905	JPMorgan Chase Bank, N.A.	11/5/18	—	(1,265,668)

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	2,134,825,000	EUR	82,684,264	Goldman Sachs International	11/6/18	$—	$(454,049)
EUR	81,570,831	PLN	351,244,000	Goldman Sachs International	11/6/18	880,406	—
CZK	1,050,671,365	EUR	40,689,000	Goldman Sachs International	11/7/18	—	(220,443)
EUR	40,779,727	PLN	176,245,900	Goldman Sachs International	11/7/18	273,951	—
JPY	3,697,221,000	USD	32,777,218	Standard Chartered Bank	11/8/18	2,968	—
JPY	7,329,222,294	USD	65,996,329	Standard Chartered Bank	11/8/18	—	(1,014,205)
RSD	536,378,145	EUR	4,510,700	Citibank, N.A.	11/8/18	24,169	—
USD	7,135,075	EUR	6,038,997	Deutsche Bank AG	11/8/18	291,846	—
USD	3,302,549	EUR	2,797,182	Deutsche Bank AG	11/8/18	132,857	—
USD	1,319,808	EUR	1,098,494	Deutsche Bank AG	11/8/18	75,024	—
USD	1,377,491	EUR	1,155,128	Deutsche Bank AG	11/8/18	68,530	—
USD	1,573,152	EUR	1,333,180	Deutsche Bank AG	11/8/18	62,429	—
USD	1,165,837	EUR	983,000	Deutsche Bank AG	11/8/18	51,929	—
USD	697,114	EUR	584,732	Deutsche Bank AG	11/8/18	34,512	—
USD	270,783	EUR	226,999	Deutsche Bank AG	11/8/18	13,553	—
USD	9,236,499	UYU	311,270,000	Citibank, N.A.	11/8/18	—	(238,205)
UYU	311,270,000	USD	10,018,346	Citibank, N.A.	11/8/18	—	(543,642)
AUD	18,700,000	USD	13,902,812	Standard Chartered Bank	11/9/18	—	(659,283)
RSD	207,179,000	EUR	1,742,025	Deutsche Bank AG	11/9/18	9,464	—
THB	791,605,469	USD	23,857,910	Deutsche Bank AG	11/9/18	24,473	—
THB	349,776,067	USD	10,522,746	JPMorgan Chase Bank, N.A.	11/9/18	29,842	—
THB	473,529,582	USD	14,275,839	Standard Chartered Bank	11/9/18	10,337	—
THB	232,744,000	USD	7,002,979	UBS AG	11/9/18	18,804	—
USD	122,800,360	EUR	105,553,000	Standard Chartered Bank	11/9/18	3,181,331	—
USD	13,493,686	NZD	20,000,000	Standard Chartered Bank	11/9/18	441,489	—
USD	24,928,530	THB	791,605,470	Deutsche Bank AG	11/9/18	1,046,147	—
USD	11,014,713	THB	349,776,067	JPMorgan Chase Bank, N.A.	11/9/18	462,125	—
USD	14,898,832	THB	473,529,582	Standard Chartered Bank	11/9/18	612,656	—
ILS	460,730,000	USD	127,794,189	Goldman Sachs International	11/13/18	—	(3,821,232)
MAD	83,640,000	USD	8,410,256	BNP Paribas	11/13/18	313,542	—
MAD	33,450,000	USD	3,373,676	BNP Paribas	11/13/18	115,217	—
RSD	602,457,800	EUR	5,071,010	Deutsche Bank AG	11/13/18	19,538	—
USD	793,046	UYU	26,281,534	Citibank, N.A.	11/13/18	—	(6,169)
USD	5,075,984	UYU	168,776,466	Citibank, N.A.	11/13/18	—	(56,466)
USD	5,075,984	UYU	168,776,466	Citibank, N.A.	11/13/18	—	(56,466)
USD	20,593,554	ZAR	302,769,300	Citibank, N.A.	11/13/18	97,307	—
UYU	195,058,000	USD	6,278,017	Citibank, N.A.	11/13/18	—	(346,353)
EUR	14,896,661	SEK	155,090,910	JPMorgan Chase Bank, N.A.	11/14/18	—	(75,328)
SEK	155,090,910	EUR	14,877,030	JPMorgan Chase Bank, N.A.	11/14/18	97,584	—
AUD	24,700,000	USD	18,011,932	Australia and New Zealand Banking Group Limited	11/15/18	—	(518,093)
EUR	12,435,500	USD	14,685,579	Deutsche Bank AG	11/15/18	—	(586,401)
JPY	2,640,872,000	USD	23,434,423	Goldman Sachs International	11/15/18	—	(8,471)
JPY	2,991,768,680	USD	26,549,109	Goldman Sachs International	11/15/18	—	(10,515)
JPY	1,210,590,000	USD	10,938,836	Goldman Sachs International	11/15/18	—	(200,253)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

NZD	50,654	USD	33,393	Australia and New Zealand Banking Group Limited	11/15/18	$—	$(334)
USD	17,358,305	EUR	14,503,931	Deutsche Bank AG	11/15/18	913,971	—
USD	15,721,424	EUR	13,128,099	Deutsche Bank AG	11/15/18	836,987	—
USD	14,285,437	EUR	12,012,241	Deutsche Bank AG	11/15/18	666,143	—
USD	9,127,390	EUR	7,649,826	Deutsche Bank AG	11/15/18	454,135	—
USD	8,904,475	EUR	7,503,813	Deutsche Bank AG	11/15/18	396,767	—
USD	11,892,945	EUR	10,173,301	Deutsche Bank AG	11/15/18	358,613	—
USD	7,609,514	EUR	6,436,958	Deutsche Bank AG	11/15/18	311,390	—
USD	2,451,344	EUR	2,053,654	Deutsche Bank AG	11/15/18	122,943	—
USD	1,705,512	EUR	1,444,823	Deutsche Bank AG	11/15/18	67,394	—
USD	684,507	EUR	577,156	Deutsche Bank AG	11/15/18	30,136	—
USD	31,226,607	JPY	3,455,817,321	Goldman Sachs International	11/15/18	571,652	—
USD	18,039,727	NZD	27,364,347	Australia and New Zealand Banking Group Limited	11/15/18	180,596	—
USD	4,271,346	UYU	141,168,000	JPMorgan Chase Bank, N.A.	11/15/18	—	(19,895)
UYU	141,168,000	USD	4,390,918	Citibank, N.A.	11/15/18	—	(99,676)
BRL	54,393,000	USD	13,286,028	Standard Chartered Bank	11/16/18	1,311,693	—
GEL	28,184,000	USD	10,000,000	VTB Capital PLC	11/16/18	398,391	—
RSD	2,118,450,000	EUR	17,863,648	Deutsche Bank AG	11/16/18	27,133	—
USD	13,420,429	BRL	54,393,000	Citibank, N.A.	11/16/18	—	(1,177,292)
USD	5,000,000	GEL	12,625,000	VTB Capital PLC	11/16/18	342,049	—
USD	5,000,000	GEL	12,645,000	VTB Capital PLC	11/16/18	334,670	—
USD	1,089,346	GEL	2,914,000	VTB Capital PLC	11/16/18	14,235	—
RSD	343,759,228	EUR	2,897,792	Citibank, N.A.	11/19/18	4,637	—
RSD	338,868,000	EUR	2,858,319	Citibank, N.A.	11/19/18	2,577	—
UGX	6,763,456,000	USD	1,773,789	Standard Chartered Bank	11/19/18	21,687	—
AUD	9,672,000	USD	7,109,549	Credit Suisse International	11/20/18	—	(258,987)
AUD	12,561,995	USD	9,135,690	Standard Chartered Bank	11/20/18	—	(238,179)
EUR	88,015,000	USD	102,762,353	Deutsche Bank AG	11/20/18	—	(2,933,815)
EUR	88,015,000	USD	102,816,483	Deutsche Bank AG	11/20/18	—	(2,987,944)
JPY	8,613,102,000	USD	78,413,201	Standard Chartered Bank	11/20/18	—	(1,983,385)
USD	25,116,027	ARS	947,376,525	Goldman Sachs International	11/20/18	—	(688,975)
USD	26,347,025	ARS	1,060,994,699	JPMorgan Chase Bank, N.A.	11/20/18	—	(2,552,751)
USD	180,108,733	EUR	155,697,000	Deutsche Bank AG	11/20/18	3,513,789	—
USD	23,587,907	EUR	20,333,000	Deutsche Bank AG	11/20/18	525,773	—
USD	19,467,182	NZD	29,553,000	Goldman Sachs International	11/20/18	178,842	—
USD	9,103,745	NZD	13,806,567	Standard Chartered Bank	11/20/18	92,621	—
UGX	6,767,004,000	USD	1,773,789	Standard Chartered Bank	11/26/18	20,154	—
USD	18,835,566	MYR	77,320,000	Goldman Sachs International	11/26/18	376,634	—
USD	19,196,102	MYR	78,800,000	UBS AG	11/26/18	383,844	—
USD	12,887,165	ZAR	187,642,400	Goldman Sachs International	11/26/18	204,875	—
USD	8,196,393	ZAR	119,394,400	Goldman Sachs International	11/26/18	126,819	—
EGP	356,590,000	USD	19,332,610	HSBC Bank USA, N.A.	11/27/18	439,411	—
KRW	8,833,300,000	USD	7,840,671	Deutsche Bank AG	11/28/18	—	(94,519)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	53,318,320	KRW	59,735,180,000	Barclays Bank PLC	11/28/18	$934,974	$—
USD	14,580,484	KRW	16,338,890,000	Citibank, N.A.	11/28/18	252,482	—
EUR	4,573,214	USD	5,185,841	Standard Chartered Bank	11/29/18	4,801	—
EUR	2,902,146	USD	3,301,075	Standard Chartered Bank	11/29/18	—	(7,111)
USD	153,975,110	EUR	129,060,064	Standard Chartered Bank	11/29/18	7,490,671	—
USD	8,829,728	UYU	301,650,000	Citibank, N.A.	11/29/18	—	(315,383)
UYU	301,650,000	USD	9,995,030	Citibank, N.A.	11/29/18	—	(849,919)
COP	103,317,580,000	USD	34,779,171	UBS AG	11/30/18	—	(2,729,545)
IDR	312,988,100,000	USD	21,159,282	Deutsche Bank AG	11/30/18	—	(674,189)
IDR	313,378,900,000	USD	21,170,674	Standard Chartered Bank	11/30/18	—	(660,003)
NOK	66,446,000	EUR	6,790,805	JPMorgan Chase Bank, N.A.	11/30/18	183,031	—
NOK	93,289,000	EUR	9,792,508	JPMorgan Chase Bank, N.A.	11/30/18	—	(36,266)
RSD	1,265,896,000	EUR	10,651,064	Citibank, N.A.	11/30/18	28,805	—
THB	1,192,295,000	USD	35,935,230	Goldman Sachs International	11/30/18	54,303	—
THB	1,311,705,000	USD	39,531,810	Standard Chartered Bank	11/30/18	62,125	—
USD	5,515,533	IDR	83,549,300,000	Deutsche Bank AG	11/30/18	47,226	—
USD	17,240,402	IDR	261,450,700,000	Goldman Sachs International	11/30/18	128,436	—
USD	15,219,871	IDR	232,711,830,000	Goldman Sachs International	11/30/18	—	(11,134)
USD	3,180,908	IDR	48,655,170,000	Standard Chartered Bank	11/30/18	—	(3,576)
AUD	49,398,991	USD	35,632,480	Australia and New Zealand Banking Group Limited	12/3/18	—	(639,218)
GEL	28,419,000	USD	10,000,000	VTB Capital PLC	12/3/18	459,698	—
RSD	541,011,159	EUR	4,563,569	Citibank, N.A.	12/3/18	—	(2,126)
USD	25,432,771	ARS	949,914,000	BNP Paribas	12/3/18	—	(34,092)
USD	22,908,587	ARS	859,988,363	Goldman Sachs International	12/3/18	—	(147,401)
USD	5,000,000	GEL	13,300,000	VTB Capital PLC	12/3/18	104,895	—
USD	5,000,000	GEL	13,470,000	VTB Capital PLC	12/3/18	42,326	—
USD	614,153	GEL	1,649,000	VTB Capital PLC	12/3/18	7,233	—
USD	35,644,750	NZD	53,790,000	Australia and New Zealand Banking Group Limited	12/3/18	533,874	—
USD	6,068,099	NZD	8,895,223	HSBC Bank USA, N.A.	12/3/18	261,832	—
USD	2,741,020	NZD	4,018,060	HSBC Bank USA, N.A.	12/3/18	118,272	—
GEL	28,262,000	USD	10,000,000	Société Générale	12/4/18	400,370	—
ILS	379,186,000	USD	104,481,980	Goldman Sachs International	12/4/18	—	(2,288,236)
NOK	1,022,448,000	EUR	108,104,496	State Street Bank and Trust Company	12/4/18	—	(1,301,769)
NOK	272,670,000	EUR	28,825,606	The Toronto-Dominion Bank	12/4/18	—	(342,530)
USD	10,954,264	GEL	28,262,000	Société Générale	12/4/18	553,894	—
EGP	283,780,000	USD	15,364,375	HSBC Bank USA, N.A.	12/5/18	337,182	—
COP	13,345,322,000	USD	4,287,309	Citibank, N.A.	12/6/18	—	(148,568)
USD	5,604,861	EUR	4,683,891	Standard Chartered Bank	12/6/18	285,141	—
USD	12,153,743	QAR	45,218,000	Standard Chartered Bank	12/6/18	—	(223,391)
COP	182,556,708,000	USD	58,574,658	Credit Agricole Corporate and Investment Bank	12/7/18	—	(1,960,917)
USD	18,575,142	NZD	28,230,000	Goldman Sachs International	12/7/18	147,350	—
USD	23,108,913	ZAR	360,915,000	Standard Chartered Bank	12/7/18	—	(1,251,017)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	33,173,142	USD	23,850,693	Australia and New Zealand Banking Group Limited	12/10/18	$—	$(349,565)
QAR	43,521,000	USD	11,908,228	Standard Chartered Bank	12/10/18	4,835	—
USD	14,656,527	NZD	22,237,047	Australia and New Zealand Banking Group Limited	12/10/18	140,215	—
USD	8,157,555	NZD	12,376,734	Australia and New Zealand Banking Group Limited	12/10/18	78,041	—
USD	4,861,870	QAR	18,074,000	Standard Chartered Bank	12/10/18	—	(85,551)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(95,525)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(95,525)
AUD	12,656,000	USD	9,016,527	Australia and New Zealand Banking Group Limited	12/12/18	—	(50,319)
USD	8,941,533	NZD	13,670,000	Australia and New Zealand Banking Group Limited	12/12/18	17,548	—
AUD	22,570,000	USD	16,217,831	Citibank, N.A.	12/13/18	—	(227,812)
AUD	12,686,000	USD	8,997,609	HSBC Bank USA, N.A.	12/13/18	—	(10,042)
AUD	12,626,436	USD	8,962,686	HSBC Bank USA, N.A.	12/13/18	—	(17,318)
COP	36,149,401,000	USD	11,632,017	Goldman Sachs International	12/13/18	—	(423,862)
EUR	512,994	USD	596,891	Goldman Sachs International	12/13/18	—	(13,795)
EUR	4,734,500	USD	5,415,676	Goldman Sachs International	12/13/18	—	(34,188)
EUR	1,694,260	USD	1,971,348	Goldman Sachs International	12/13/18	—	(45,560)
MAD	48,799,000	USD	4,904,422	Société Générale	12/13/18	160,307	—
MAD	48,627,000	USD	4,904,387	Société Générale	12/13/18	142,490	—
USD	12,912,279	AUD	18,100,000	Citibank, N.A.	12/13/18	89,092	—
USD	109,729,300	EUR	92,146,000	Goldman Sachs International	12/13/18	4,991,175	—
USD	10,607,353	NZD	16,372,000	Australia and New Zealand Banking Group Limited	12/13/18	—	(80,676)
USD	25,127,998	NZD	38,784,000	Australia and New Zealand Banking Group Limited	12/13/18	—	(191,115)
USD	8,923,243	NZD	13,709,000	HSBC Bank USA, N.A.	12/13/18	—	(26,317)
USD	8,869,988	NZD	13,632,000	HSBC Bank USA, N.A.	12/13/18	—	(29,305)
USD	3,030,307	QAR	11,198,500	Credit Agricole Corporate and Investment Bank	12/13/18	—	(35,158)
USD	4,636,241	QAR	17,168,000	Standard Chartered Bank	12/13/18	—	(63,308)
COP	35,518,739,000	USD	11,590,765	Credit Agricole Corporate and Investment Bank	12/14/18	—	(578,532)
INR	438,510,000	USD	6,029,286	Standard Chartered Bank	12/14/18	—	(139,082)
INR	1,964,265,000	USD	27,013,202	UBS AG	12/14/18	—	(628,577)
MAD	62,616,000	USD	6,315,280	Société Générale	12/14/18	182,459	—
USD	21,999,728	INR	1,615,990,000	Barclays Bank PLC	12/14/18	293,242	—
USD	10,714,762	INR	786,785,000	Citibank, N.A.	12/14/18	146,419	—
USD	3,109,503	UYU	105,692,000	Citibank, N.A.	12/14/18	—	(85,218)
USD	6,914,826	UYU	233,244,000	JPMorgan Chase Bank, N.A.	12/14/18	—	(135,370)
UYU	338,936,000	USD	10,496,624	Citibank, N.A.	12/14/18	—	(251,707)
AUD	37,600,000	USD	27,159,130	Standard Chartered Bank	12/17/18	—	(519,653)
USD	30,459,257	KRW	34,056,495,000	Barclays Bank PLC	12/17/18	582,954	—
USD	18,522,195	KRW	20,687,625,000	Goldman Sachs International	12/17/18	373,829	—

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	27,016,884	NZD	41,000,000	Standard Chartered Bank	12/17/18	$249,738	$—
USD	2,317,886	QAR	8,553,000	BNP Paribas	12/17/18	—	(23,488)
EGP	154,500,000	USD	8,387,622	HSBC Bank USA, N.A.	12/18/18	128,200	—
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(338,342)
USD	5,384,959	QAR	19,870,500	BNP Paribas	12/19/18	—	(54,667)
EUR	29,243,490	USD	33,923,911	Deutsche Bank AG	12/20/18	—	(657,645)
USD	50,048,751	EUR	42,260,910	Deutsche Bank AG	12/20/18	1,974,370	—
USD	13,687,319	EUR	11,798,904	Deutsche Bank AG	12/20/18	265,341	—
USD	98,107,167	NZD	149,079,780	BNP Paribas	12/20/18	775,603	—
USD	4,630,638	NZD	7,036,535	BNP Paribas	12/20/18	36,608	—
USD	24,384,554	ZAR	366,395,000	Goldman Sachs International	12/20/18	—	(304,362)
COP	84,555,626,000	USD	27,849,162	UBS AG	12/21/18	—	(1,639,937)
COP	92,033,335,000	USD	30,362,013	UBS AG	12/21/18	—	(1,834,965)
EUR	10,701,284	HUF	3,460,820,000	Goldman Sachs International	12/21/18	55,107	—
USD	12,258,053	EUR	10,701,284	Goldman Sachs International	12/21/18	83,297	—
USD	26,525,046	BHD	10,114,000	Credit Agricole Corporate and Investment Bank	12/27/18	—	(274,106)
USD	13,260,968	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	12/31/18	—	(252,676)
USD	7,306,489	BHD	2,803,500	Standard Chartered Bank	12/31/18	—	(121,312)
THB	627,030,000	USD	19,460,290	Goldman Sachs International	1/3/19	—	(503,656)
THB	1,180,950,000	USD	36,652,700	Standard Chartered Bank	1/3/19	—	(949,725)
INR	1,544,050,000	USD	21,174,575	Deutsche Bank AG	1/7/19	—	(504,981)
INR	1,498,400,000	USD	20,506,364	Goldman Sachs International	1/7/19	—	(447,868)
INR	1,565,245,000	USD	21,446,119	Goldman Sachs International	1/7/19	—	(492,796)
INR	1,999,130,000	USD	27,374,093	JPMorgan Chase Bank, N.A.	1/7/19	—	(612,521)
UGX	7,723,730,000	USD	1,900,057	Standard Chartered Bank	1/7/19	130,492	—
USD	45,173,116	INR	3,327,000,000	Bank of America, N.A.	1/7/19	635,867	—
USD	2,299,525	INR	169,360,000	Bank of America, N.A.	1/7/19	32,369	—
USD	31,312,076	INR	2,307,700,000	JPMorgan Chase Bank, N.A.	1/7/19	419,798	—
USD	2,684,735	INR	197,865,000	JPMorgan Chase Bank, N.A.	1/7/19	35,994	—
USD	8,207,598	INR	604,900,000	Standard Chartered Bank	1/7/19	110,038	—
USD	5,139,633	QAR	18,901,000	BNP Paribas	1/8/19	—	(35,443)
USD	5,139,905	QAR	18,902,000	BNP Paribas	1/8/19	—	(35,445)
AUD	45,109,000	USD	31,973,710	BNP Paribas	1/9/19	—	(4,767)
USD	31,959,080	NZD	49,326,266	BNP Paribas	1/9/19	—	(253,368)
USD	10,279,538	QAR	37,803,000	BNP Paribas	1/9/19	—	(70,952)
EUR	5,682,000	USD	6,712,431	Deutsche Bank AG	1/10/19	—	(234,757)
EUR	16,857,000	USD	19,696,056	Deutsche Bank AG	1/10/19	—	(478,501)
EUR	65,380,000	USD	77,913,346	Deutsche Bank AG	1/10/19	—	(3,377,916)
QAR	23,360,000	USD	6,400,000	BNP Paribas	1/10/19	—	(3,975)
USD	88,677,628	EUR	76,120,096	Deutsche Bank AG	1/10/19	1,898,122	—
USD	2,569,898	QAR	9,476,500	BNP Paribas	1/10/19	—	(24,791)
USD	2,570,305	QAR	9,478,000	BNP Paribas	1/10/19	—	(24,795)
USD	5,139,566	QAR	18,965,000	BNP Paribas	1/10/19	—	(53,097)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	11,135,070	QAR	41,132,950	Standard Chartered Bank	1/10/19	$—	$(127,232)
SEK	845,706,500	EUR	80,732,621	Standard Chartered Bank	1/11/19	1,024,372	—
INR	2,312,400,000	USD	31,151,825	Barclays Bank PLC	1/14/19	—	(226,487)
INR	1,474,390,000	USD	19,857,104	Deutsche Bank AG	1/14/19	—	(139,058)
INR	1,939,740,000	USD	26,140,287	Goldman Sachs International	1/14/19	—	(198,791)
INR	1,494,780,000	USD	20,139,854	UBS AG	1/14/19	—	(149,119)
KRW	17,845,212,332	USD	16,000,370	UBS AG	1/14/19	—	(329,033)
UGX	7,822,362,000	USD	1,996,519	Citibank, N.A.	1/14/19	57,043	—
USD	21,175,983	INR	1,596,775,000	Citibank, N.A.	1/14/19	—	(178,803)
USD	31,337,590	INR	2,363,340,000	Citibank, N.A.	1/14/19	—	(269,005)
USD	21,673,848	INR	1,634,750,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(188,804)
USD	21,553,737	INR	1,626,445,000	UBS AG	1/14/19	—	(197,846)
USD	26,242,733	KRW	29,115,000,000	Deutsche Bank AG	1/14/19	674,476	—
USD	7,995,854	KRW	8,871,000,000	Deutsche Bank AG	1/14/19	205,505	—
USD	35,573,504	KRW	39,419,000,000	Goldman Sachs International	1/14/19	956,465	—
USD	10,839,274	KRW	12,011,000,000	Goldman Sachs International	1/14/19	291,435	—
USD	29,509,599	KRW	32,894,350,000	JPMorgan Chase Bank, N.A.	1/14/19	622,387	—
USD	8,991,123	KRW	10,022,404,316	JPMorgan Chase Bank, N.A.	1/14/19	189,632	—
USD	9,848,270	UYU	335,826,000	Citibank, N.A.	1/14/19	—	(245,689)
UYU	335,826,000	USD	11,391,655	Citibank, N.A.	1/14/19	—	(1,297,697)
SEK	392,397,000	EUR	37,872,272	Goldman Sachs International	1/15/19	3,432	—
USD	3,240,972	QAR	11,936,500	BNP Paribas	1/16/19	—	(27,393)
USD	17,601,914	EUR	14,845,542	Standard Chartered Bank	1/17/19	667,295	—
USD	5,081,122	EUR	4,338,760	Standard Chartered Bank	1/17/19	131,808	—
USD	794,241	EUR	678,201	Standard Chartered Bank	1/17/19	20,603	—
USD	256,951	EUR	216,714	Standard Chartered Bank	1/17/19	9,741	—
JPY	3,930,861,240	USD	35,109,201	UBS AG	1/18/19	—	(33,425)
UGX	7,328,920,000	USD	1,898,684	Citibank, N.A.	1/18/19	23,779	—
EGP	98,684,000	USD	5,364,719	BNP Paribas	1/22/19	19,388	—
EGP	113,530,000	USD	6,180,185	HSBC Bank USA, N.A.	1/22/19	13,905	—
EUR	1,820,483	PLN	7,859,500	JPMorgan Chase Bank, N.A.	1/22/19	24,482	—
ILS	97,281,200	USD	26,843,598	JPMorgan Chase Bank, N.A.	1/22/19	—	(523,495)
MAD	49,050,000	USD	5,109,375	BNP Paribas	1/22/19	—	(50,939)
MAD	51,221,000	USD	5,371,893	BNP Paribas	1/22/19	—	(89,566)
NOK	280,587,000	EUR	29,531,485	Deutsche Bank AG	1/22/19	—	(288,054)
NOK	154,384,000	EUR	16,306,694	HSBC Bank USA, N.A.	1/22/19	—	(224,615)
USD	2,092,450	EUR	1,820,483	JPMorgan Chase Bank, N.A.	1/22/19	14,894	—
USD	4,969,807	KZT	1,838,580,000	Citibank, N.A.	1/22/19	86,715	—
USD	12,655,950	MYR	52,750,000	Goldman Sachs International	1/22/19	65,268	—
EUR	20,184,794	RON	97,563,200	Citibank, N.A.	1/23/19	—	(631,978)
EUR	20,356,038	RON	98,441,800	Deutsche Bank AG	1/23/19	—	(649,685)
EUR	12,366,086	RON	59,654,000	JPMorgan Chase Bank, N.A.	1/23/19	—	(358,677)
OMR	4,238,000	USD	10,996,367	BNP Paribas	1/23/19	—	(259)
RON	70,210,000	EUR	14,881,306	Deutsche Bank AG	1/23/19	48,945	—
UGX	14,600,514,000	USD	3,797,372	Citibank, N.A.	1/23/19	28,644	—

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	$—	$(747,015)
AUD	31,432,858	USD	22,341,281	JPMorgan Chase Bank, N.A.	1/24/19	—	(59,679)
COP	53,496,296,000	USD	17,245,465	JPMorgan Chase Bank, N.A.	1/24/19	—	(681,316)
EUR	10,723,388	USD	12,379,991	Standard Chartered Bank	1/24/19	—	(140,227)
JPY	3,959,072,106	USD	35,364,330	Standard Chartered Bank	1/24/19	—	(19,771)
USD	186,199,025	EUR	161,283,191	Standard Chartered Bank	1/24/19	2,109,052	—
USD	22,264,345	JPY	2,492,515,657	Standard Chartered Bank	1/24/19	12,447	—
USD	18,015,044	NZD	27,364,347	Australia and New Zealand Banking Group Limited	1/24/19	141,462	—
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(746,975)
COP	53,949,488,000	USD	17,290,394	Standard Chartered Bank	1/25/19	—	(586,419)
EUR	789,716	USD	933,034	JPMorgan Chase Bank, N.A.	1/25/19	—	(31,568)
EUR	16,370,000	USD	19,044,776	JPMorgan Chase Bank, N.A.	1/25/19	—	(358,313)
USD	68,654,456	EUR	58,108,860	JPMorgan Chase Bank, N.A.	1/25/19	2,322,810	—
USD	14,423,465	NZD	21,989,000	Australia and New Zealand Banking Group Limited	1/25/19	60,721	—
USD	6,089,091	NZD	9,283,000	Australia and New Zealand Banking Group Limited	1/25/19	25,634	—
EUR	11,831,231	RON	57,387,385	BNP Paribas	1/28/19	—	(411,817)
EUR	16,800,744	RON	81,282,000	Deutsche Bank AG	1/28/19	—	(533,851)
KZT	5,019,140,000	USD	13,313,369	Citibank, N.A.	1/28/19	4,979	—
RON	45,843,500	EUR	9,716,046	Deutsche Bank AG	1/28/19	26,683	—
TRY	111,835,380	USD	26,831,905	Deutsche Bank AG	1/28/19	—	(7,847,700)
TRY	111,835,050	USD	26,825,390	Standard Chartered Bank	1/28/19	—	(7,841,241)
USD	10,818,716	HUF	3,040,195,506	Goldman Sachs International	1/28/19	134,804	—
USD	2,904,146	KZT	994,670,000	Deutsche Bank AG	1/28/19	264,777	—
USD	1,082,219	KZT	370,660,000	Deutsche Bank AG	1/28/19	98,668	—
USD	6,012,786	KZT	2,276,140,000	Deutsche Bank AG	1/28/19	—	(26,979)
USD	3,681,149	KZT	1,377,670,000	Standard Chartered Bank	1/28/19	25,485	—
USD	2,497,316	PLN	9,396,913	Goldman Sachs International	1/28/19	42,253	—
USD	26,819,036	TRY	111,835,380	Deutsche Bank AG	1/28/19	7,834,831	—
USD	26,851,152	TRY	111,835,050	Standard Chartered Bank	1/28/19	7,867,004	—
USD	10,000,000	UYU	340,200,000	JPMorgan Chase Bank, N.A.	1/28/19	—	(203,959)
USD	7,180,309	UYU	246,500,000	JPMorgan Chase Bank, N.A.	1/28/19	—	(213,213)
UYU	586,700,000	USD	18,562,931	HSBC Bank USA, N.A.	1/28/19	—	(965,451)
AUD	3,777,903	USD	2,683,930	Standard Chartered Bank	1/29/19	—	(5,713)
COP	65,148,969,319	USD	20,600,139	Goldman Sachs International	1/29/19	—	(430,951)
EUR	154,073	USD	176,460	Standard Chartered Bank	1/29/19	—	(524)
NOK	250,325,000	EUR	26,276,669	Bank of America, N.A.	1/29/19	—	(186,584)
NZD	14,877,986	USD	9,751,642	JPMorgan Chase Bank, N.A.	1/29/19	—	(33,177)
SEK	402,863,000	EUR	38,881,308	Goldman Sachs International	1/29/19	2,720	—
USD	22,814,665	NZD	34,895,000	HSBC Bank USA, N.A.	1/29/19	20,865	—
USD	5,583,529	NZD	8,540,000	HSBC Bank USA, N.A.	1/29/19	5,106	—
USD	33,118	NZD	50,654	HSBC Bank USA, N.A.	1/29/19	30	—
USD	9,752,039	NZD	14,878,592	JPMorgan Chase Bank, N.A.	1/29/19	33,178	—

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	18,978,120	RUB	1,255,507,000	Standard Chartered Bank	1/29/19	$101,785	$—
KRW	12,580,600,000	USD	11,342,048	JPMorgan Chase Bank, N.A.	1/30/19	—	(287,093)
USD	14,380,776	KRW	16,338,000,000	Goldman Sachs International	1/30/19	24,080	—
USD	3,455,103	KRW	3,832,400,000	JPMorgan Chase Bank, N.A.	1/30/19	87,457	—
EUR	19,527,000	USD	22,387,315	Standard Chartered Bank	1/31/19	—	(85,594)
EUR	22,286,900	USD	25,640,410	Standard Chartered Bank	1/31/19	—	(186,616)
NOK	185,278,000	EUR	19,367,938	HSBC Bank USA, N.A.	1/31/19	—	(47,847)
USD	132,198,304	EUR	114,173,702	Standard Chartered Bank	1/31/19	1,800,903	—
USD	81,725,031	EUR	71,201,456	Standard Chartered Bank	1/31/19	406,088	—
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	—	(107,830)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(581,355)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(1,226,865)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(253,367)
EUR	6,108,600	USD	7,028,280	Standard Chartered Bank	2/1/19	—	(51,068)
EUR	8,070,000	USD	9,576,177	Standard Chartered Bank	2/1/19	—	(358,663)
USD	94,462,460	EUR	79,909,366	Standard Chartered Bank	2/1/19	3,190,378	—
USD	24,638,415	EUR	20,842,567	Standard Chartered Bank	2/1/19	832,139	—
USD	9,312,822	NZD	14,154,000	HSBC Bank USA, N.A.	2/1/19	66,928	—
USD	556,638	NZD	846,000	HSBC Bank USA, N.A.	2/1/19	4,000	—
AUD	52,590,000	USD	37,291,569	Australia and New Zealand Banking Group Limited	2/4/19	—	(6,306)
USD	35,046,820	NZD	53,629,000	Australia and New Zealand Banking Group Limited	2/4/19	13,148	—
USD	1,920,651	NZD	2,939,000	Australia and New Zealand Banking Group Limited	2/4/19	721	—
USD	3,339,329	UYU	115,574,161	Citibank, N.A.	2/4/19	—	(123,568)
USD	5,534,547	UYU	190,775,839	Citibank, N.A.	2/4/19	—	(181,583)
UYU	306,350,000	USD	9,737,762	Citibank, N.A.	2/4/19	—	(558,736)
USD	23,841,636	EUR	20,426,700	UBS AG	2/7/19	498,106	—
USD	1,164,643	EUR	997,826	UBS AG	2/7/19	24,332	—
USD	120,360	EUR	103,121	UBS AG	2/7/19	2,515	—
EUR	8,669,249	RON	41,400,000	Standard Chartered Bank	2/8/19	—	(131,999)
KZT	748,821,163	USD	1,975,781	Citibank, N.A.	2/11/19	5,391	—
UGX	4,905,440,000	USD	1,197,910	Citibank, N.A.	2/11/19	82,683	—
USD	5,875,209	KZT	2,165,601,955	Deutsche Bank AG	2/11/19	145,628	—
USD	7,280,676	UYU	247,834,223	JPMorgan Chase Bank, N.A.	2/13/19	—	(131,398)
UYU	247,834,223	USD	7,786,184	Citibank, N.A.	2/13/19	—	(374,109)
EUR	1,565,434	RON	7,554,000	Deutsche Bank AG	2/14/19	—	(41,607)
EUR	2,608,085	RON	12,581,400	Deutsche Bank AG	2/14/19	—	(68,370)
EUR	2,088,164	RON	10,075,600	Standard Chartered Bank	2/14/19	—	(55,298)
UGX	6,873,248,000	USD	1,770,087	Standard Chartered Bank	2/14/19	23,164	—
USD	41,467,589	EUR	35,410,000	Deutsche Bank AG	2/14/19	976,030	—
UGX	6,944,382,000	USD	1,773,789	Standard Chartered Bank	2/15/19	37,669	—
EUR	16,203,255	RON	78,148,300	JPMorgan Chase Bank, N.A.	2/19/19	—	(410,390)
EUR	20,896,580	RON	100,826,000	BNP Paribas	2/20/19	—	(536,698)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	14,621,131	RON	70,576,200	Deutsche Bank AG	2/20/19	$—	$(382,612)
EUR	2,762,000	USD	3,238,086	Goldman Sachs International	2/21/19	—	(77,754)
EUR	6,626,000	USD	7,768,124	Goldman Sachs International	2/21/19	—	(186,531)
USD	121,857,990	EUR	103,941,580	Goldman Sachs International	2/21/19	2,926,102	—
USD	45,904,773	EUR	39,155,534	Goldman Sachs International	2/21/19	1,102,283	—
USD	106,432	EUR	90,784	Goldman Sachs International	2/21/19	2,556	—
EUR	14,630,554	RON	70,629,000	Citibank, N.A.	2/22/19	—	(380,856)
EUR	9,372,848	RON	44,910,000	Deutsche Bank AG	2/22/19	—	(162,187)
EUR	13,057,666	RON	63,062,000	Deutsche Bank AG	2/22/19	—	(346,242)
EUR	5,561,844	RON	26,634,000	Standard Chartered Bank	2/22/19	—	(92,466)
USD	13,366,821	QAR	49,230,000	Standard Chartered Bank	2/26/19	—	(116,206)
EGP	366,360,000	USD	19,332,982	HSBC Bank USA, N.A.	2/27/19	456,676	—
UGX	6,956,800,000	USD	1,773,789	Standard Chartered Bank	2/28/19	36,325	—
USD	160,870,259	EUR	136,665,442	JPMorgan Chase Bank, N.A.	2/28/19	4,397,655	—
EUR	2,050,379	USD	2,414,834	Standard Chartered Bank	3/7/19	—	(65,826)
USD	89,958,870	EUR	75,233,116	Standard Chartered Bank	3/7/19	3,768,368	—
USD	6,576,543	EUR	5,500,000	Standard Chartered Bank	3/7/19	275,491	—
EGP	293,910,000	USD	15,363,826	HSBC Bank USA, N.A.	3/12/19	456,754	—
USD	185,822,987	EUR	158,302,157	Standard Chartered Bank	3/14/19	4,351,612	—
EGP	67,440,000	USD	3,566,367	Deutsche Bank AG	3/18/19	57,939	—
EGP	249,504,000	USD	13,187,315	HSBC Bank USA, N.A.	3/19/19	217,726	—
USD	94,309,960	EUR	81,117,776	JPMorgan Chase Bank, N.A.	3/21/19	1,261,662	—
USD	10,913,055	EUR	9,386,525	JPMorgan Chase Bank, N.A.	3/21/19	145,993	—
EGP	96,973,000	USD	5,185,722	Bank of America, N.A.	3/25/19	15,939	—
EGP	96,922,000	USD	5,185,768	Bank of America, N.A.	3/25/19	13,157	—
OMR	7,823,600	USD	20,262,095	BNP Paribas	4/3/19	13,303	—
OMR	2,146,400	USD	5,563,504	BNP Paribas	4/3/19	—	(961)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(597,434)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(90,226)
UGX	2,996,764,000	USD	763,118	Standard Chartered Bank	4/11/19	10,311	—
EGP	117,358,400	USD	6,180,011	HSBC Bank USA, N.A.	4/16/19	78,203	—
EGP	148,859,000	USD	7,838,810	Citibank, N.A.	4/17/19	97,078	—
EGP	49,120,000	USD	2,600,318	Citibank, N.A.	4/18/19	17,642	—
EGP	46,791,000	USD	2,478,468	Citibank, N.A.	4/22/19	12,707	—
EGP	33,587,600	USD	1,781,836	Citibank, N.A.	4/23/19	5,909	—
EGP	91,625,000	USD	4,863,323	Standard Chartered Bank	4/23/19	13,538	—
TWD	695,640,000	USD	24,029,016	Goldman Sachs International	4/24/19	—	(1,244,026)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(88,762)
USD	24,676,836	TWD	695,640,000	JPMorgan Chase Bank, N.A.	4/24/19	1,891,846	—
UGX	7,454,810,000	USD	1,898,686	Citibank, N.A.	4/25/19	20,136	—
EGP	291,253,000	USD	15,051,835	Deutsche Bank AG	4/30/19	421,663	—
TWD	632,000,000	USD	21,748,107	Citibank, N.A.	4/30/19	—	(1,037,088)
TWD	629,305,000	USD	21,659,095	Deutsche Bank AG	4/30/19	—	(1,036,392)
USD	19,806,702	TWD	573,305,000	Bank of America, N.A.	4/30/19	1,019,153	—
USD	23,765,112	TWD	688,000,000	Standard Chartered Bank	4/30/19	1,218,939	—

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	$—	$(407,633)
EGP	95,190,000	USD	4,975,434	Citibank, N.A.	5/13/19	63,557	—
USD	2,707,372	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(22,591)
USD	1,310,662	GHS	6,976,000	ICBC Standard Bank plc	5/23/19	—	(18,708)
USD	1,083,178	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(21,137)
USD	2,621,395	GHS	14,090,000	ICBC Standard Bank plc	5/24/19	—	(62,941)
USD	3,276,723	GHS	17,596,000	ICBC Standard Bank plc	5/28/19	—	(72,051)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(246,850)
EGP	241,789,000	USD	12,463,351	Deutsche Bank AG	5/30/19	275,589	—
USD	533,945	GHS	2,910,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(19,436)
USD	1,068,022	GHS	5,778,000	Standard Chartered Bank	6/3/19	—	(29,894)
EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	201,016	—
EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	201,016	—
USD	1,334,973	GHS	7,329,000	Standard Chartered Bank	6/4/19	—	(57,296)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(578,108)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(117,322)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(117,322)
USD	1,035,752	GHS	5,852,000	Standard Chartered Bank	6/6/19	—	(75,356)
USD	1,612,522	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(98,502)
USD	2,687,478	GHS	15,023,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(161,940)
EGP	31,546,000	USD	1,615,259	Deutsche Bank AG	6/13/19	40,342	—
EGP	85,729,000	USD	4,394,106	Deutsche Bank AG	6/17/19	100,159	—
USD	2,687,694	GHS	14,742,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(103,339)
BHD	7,101,000	USD	18,782,733	BNP Paribas	6/19/19	—	(11,269)
USD	28,773,889	BHD	10,975,800	BNP Paribas	6/19/19	—	(240,593)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/19/19	—	(70,066)
USD	13,970,222	BHD	5,324,750	Standard Chartered Bank	6/20/19	—	(105,510)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/20/19	—	(69,639)
USD	27,942,333	BHD	10,660,000	Standard Chartered Bank	6/24/19	—	(235,106)
USD	1,074,933	GHS	5,982,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(55,555)
USD	1,074,978	GHS	5,993,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(57,588)
USD	27,937,173	BHD	10,672,000	BNP Paribas	6/25/19	—	(271,540)
USD	10,567,858	BHD	4,037,450	Standard Chartered Bank	6/25/19	—	(104,113)
UGX	7,547,290,000	USD	1,898,689	Citibank, N.A.	6/26/19	18,211	—
USD	1,966,102	GHS	11,020,000	ICBC Standard Bank plc	6/27/19	—	(114,855)
CNH	131,412,000	USD	19,052,120	Deutsche Bank AG	6/28/19	—	(381,486)
CNH	16,600,000	USD	2,440,549	Standard Chartered Bank	6/28/19	—	(82,069)
CNH	240,816,000	USD	35,409,223	Standard Chartered Bank	6/28/19	—	(1,194,787)
CNH	472,887,000	USD	68,838,635	Standard Chartered Bank	6/28/19	—	(1,652,227)
CNY	237,932,000	USD	34,282,174	Standard Chartered Bank	6/28/19	—	(514,232)
USD	12,589,774	CNH	87,193,000	Citibank, N.A.	6/28/19	201,647	—
USD	30,257,414	CNH	201,000,000	Deutsche Bank AG	6/28/19	1,699,919	—
USD	21,239,741	CNH	147,510,000	Deutsche Bank AG	6/28/19	281,950	—
USD	44,845,546	CNH	298,000,000	Standard Chartered Bank	6/28/19	2,506,574	—
USD	29,746,313	CNH	197,600,000	Standard Chartered Bank	6/28/19	1,671,881	—

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	72,409,288	CNH	502,170,000	Standard Chartered Bank	6/28/19	$1,062,438	$—
USD	28,125,988	CNH	195,405,300	Standard Chartered Bank	6/28/19	363,372	—
USD	11,291,443	CNH	78,249,700	Standard Chartered Bank	6/28/19	173,954	—
OMR	8,517,000	USD	22,013,440	BNP Paribas	7/3/19	11,942	—
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(1,196,329)
USD	2,672,887	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(185,108)
USD	2,672,857	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(142,670)
EGP	254,370,000	USD	13,058,008	Deutsche Bank AG	7/15/19	174,709	—
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(606,853)
AED	43,156,000	USD	11,743,768	BNP Paribas	7/17/19	—	(90)
AED	14,776,000	USD	4,020,899	Standard Chartered Bank	7/17/19	—	(31)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(86,196)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(95,727)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,232,918)
CNH	312,000,000	USD	45,456,532	Deutsche Bank AG	7/18/19	—	(1,151,744)
CNH	431,081,000	USD	62,782,139	Goldman Sachs International	7/18/19	—	(1,567,548)
CNH	322,000,000	USD	46,908,005	JPMorgan Chase Bank, N.A.	7/18/19	—	(1,183,192)
CNH	312,000,000	USD	45,442,867	Standard Chartered Bank	7/18/19	—	(1,138,079)
USD	46,072,061	CNH	312,000,000	Deutsche Bank AG	7/18/19	1,767,273	—
USD	45,822,740	CNH	310,000,000	Goldman Sachs International	7/18/19	1,801,957	—
USD	17,908,212	CNH	121,081,000	Goldman Sachs International	7/18/19	714,404	—
USD	47,619,048	CNH	322,000,000	JPMorgan Chase Bank, N.A.	7/18/19	1,894,234	—
USD	46,144,972	CNH	312,000,000	Standard Chartered Bank	7/18/19	1,840,184	—
EGP	149,540,000	USD	7,525,918	Deutsche Bank AG	7/25/19	232,106	—
EGP	149,310,000	USD	7,525,706	Deutsche Bank AG	7/29/19	211,922	—
EGP	149,014,000	USD	7,525,960	Deutsche Bank AG	7/30/19	194,219	—
EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	83,514	—
EGP	264,760,000	USD	13,549,642	Deutsche Bank AG	8/8/19	133,769	—
EGP	256,706,000	USD	13,057,274	Deutsche Bank AG	8/14/19	188,477	—
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(439,655)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(659,890)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(330,963)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(363,828)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(583,959)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(684,073)
EGP	243,916,000	USD	12,250,929	Deutsche Bank AG	8/27/19	291,016	—
USD	51,509,077	CNH	356,927,000	Citibank, N.A.	8/27/19	874,112	—
USD	53,177,204	CNH	368,300,000	Standard Chartered Bank	8/27/19	928,824	—
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(548,128)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(695,707)
EGP	382,655,000	USD	19,204,768	HSBC Bank USA, N.A.	9/4/19	428,915	—
EGP	41,810,000	USD	2,093,640	Deutsche Bank AG	9/5/19	51,019	—
EGP	164,363,000	USD	8,185,408	Deutsche Bank AG	9/9/19	236,646	—

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	$—	$(125,411)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(139,745)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(74,086)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(126,536)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(112,555)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(135,559)
XOF	2,019,228,437	EUR	2,959,444	Société Générale	9/30/19	—	(103,123)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(76,236)
XOF	1,192,340,000	EUR	1,747,915	ICBC Standard Bank plc	10/4/19	—	(63,096)
BHD	2,640,000	USD	6,967,538	Standard Chartered Bank	10/7/19	2,564	—
BHD	2,640,000	USD	6,969,377	Standard Chartered Bank	10/7/19	724	—
BHD	3,166,200	USD	8,362,916	Standard Chartered Bank	10/7/19	—	(3,547)
BHD	2,703,800	USD	7,144,405	Standard Chartered Bank	10/7/19	—	(5,859)
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(112,273)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(126,741)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(223,993)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(414,095)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(54,016)
AED	65,417,000	USD	17,794,734	Standard Chartered Bank	10/16/19	451	—
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(84,915)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(138,999)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(484,725)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(497,616)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(184,262)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(439,148)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(254,552)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(558,597)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(596,082)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(27,102)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(445,547)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(6,853,445)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(9,490,945)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(12,728,709)
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,687,189)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(8,164,986)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(119,072)
USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	21,513,767	—
USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	8,382,954	—
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(221,594)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(8,737,455)

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	$—	$(6,873,262)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(8,763,792)
USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	6,543,410	—
USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	11,662,832	—
TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(9,747,339)
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(2,940,308)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(11,226,699)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(370,090)
USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	7,570,982	—
USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	10,488,770	—
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(125,498)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(355,057)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(318,162)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(200,428)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(221,137)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(29,795)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(457,946)
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(301,877)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(327,345)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(241,152)
USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(21,221)
USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(60,341)
USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(79,041)
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(200,369)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,516,708)

						$203,399,623	$(223,695,744)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures
TOPIX Index	154	Long	12/13/18	$22,322,746	$(245,850)

Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	362	Short	12/17/18	(35,368,531)	661,781
5-Year USD Deliverable Interest Rate Swap	75	Short	12/17/18	(7,355,274)	53,906
CME 90-Day Eurodollar	5,538	Short	12/16/19	(1,340,126,775)	5,862,513
CME 90-Day Eurodollar	5,537	Long	12/17/18	1,346,183,125	(3,608,407)
IFLL 3-Month EURIBOR	16,709	Long	9/16/19	4,742,009,223	1,972,598
IFLL 3-Month EURIBOR	6,650	Short	6/17/19	(1,888,397,838)	(752,949)
IFLL 3-Month EURIBOR	16,709	Short	9/14/20	(4,725,686,018)	(3,668,246)

					$275,346

CME:  Chicago Mercantile Exchange

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$143,404
EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	213,411
EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	180,463
EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	89,874
EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(135,123)
EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(260,529)
EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(339,993)
EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(330,058)
EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(95,205)
EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	268,385
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(37,884)
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(50,008)
EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	63,892
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	462,700
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	46,098

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	$(84,743)
USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	379,241
USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(551,790)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	183,004
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	195,186
USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	267,359
USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	249,413
USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	245,596
USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	143,239
USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	264,193
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(131,494)

							$1,378,631

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation
Bank of America, N.A.	$ 87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$2,414,547

							$2,414,547

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	183,530	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.49% (pays semi-annually)	2/5/23	$(1,361,126)	$—	$(1,361,126)
CAD	91,680	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.51% (pays semi-annually)	2/5/23	(618,909)	—	(618,909)
CAD	111,865	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.46% (pays semi-annually)	2/6/23	(941,087)	—	(941,087)
CAD	83,791	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.40% (pays semi-annually)	3/14/23	(963,750)	—	(963,750)
CHF	106,073	Receives	6-month CHF-LIBOR (pays semi-annually)	(0.03)% (pays annually)	10/12/23	(622,379)	—	(622,379)
CHF	412,358	Receives	6-month CHF-LIBOR (pays semi-annually)	(0.05)% (pays annually)	10/12/23	(2,753,231)	(1,174)	(2,754,405)
CZK	3,737,550	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	(2,508,213)	—	(2,508,213)
CZK	3,327,950	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	(2,075,638)	—	(2,075,638)
CZK	3,328,611	Pays	6-month CZK PRIBOR (pays annually)	2.07% (pays semi-annually)	7/31/22	(2,014,718)	—	(2,014,718)
CZK	898,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	(492,155)	—	(492,155)
CZK	1,101,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	(658,613)	—	(658,613)
CZK	833,005	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	8/16/22	(571,698)	—	(571,698)
CZK	1,539,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	(942,468)	—	(942,468)
CZK	1,539,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	(942,468)	—	(942,468)
CZK	1,612,270	Pays	6-month CZK PRIBOR (pays semi-annually)	2.10% (pays annually)	8/18/22	(1,005,736)	—	(1,005,736)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CZK	537,422	Pays	6-month CZK PRIBOR (pays semi-annually)	2.13% (pays annually)	8/21/22	$(311,121)	$—	$(311,121)
CZK	1,639,139	Pays	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	8/21/22	(983,316)	—	(983,316)
CZK	391,681	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/23/22	(201,242)	—	(201,242)
CZK	2,051,444	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/23/22	(942,107)	—	(942,107)
CZK	1,179,870	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays semi-annually)	8/6/23	(850,632)	—	(850,632)
CZK	2,353,070	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	(1,523,623)	—	(1,523,623)
CZK	119,076	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	(83,101)	—	(83,101)
CZK	957,770	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	(662,556)	—	(662,556)
CZK	595,370	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/10/23	(429,547)	—	(429,547)
CZK	485,944	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	(359,973)	—	(359,973)
CZK	560,170	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/13/23	(407,417)	—	(407,417)
CZK	1,587,190	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	2,424,526	—	2,424,526
CZK	1,300,470	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	1,844,986	—	1,844,986
CZK	1,299,080	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	1,818,580	—	1,818,580
CZK	350,760	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	390,355	—	390,355
CZK	432,170	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	522,118	—	522,118
CZK	618,850	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	771,947	—	771,947
CZK	1,227,491	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	1,341,383	—	1,341,383
CZK	504,820	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/8/28	597,143	—	597,143
CZK	62,780	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	74,208	—	74,208
CZK	313,870	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/10/28	378,457	—	378,457
CZK	292,420	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/13/28	347,858	—	347,858
CZK	333,190	Receives	6-month CZK PRIBOR (pays semi-annually)	2.19% (pays annually)	8/16/28	448,949	—	448,949
CZK	698,620	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	820,012	—	820,012

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CZK	698,620	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	$820,012	$—	$820,012
CZK	661,010	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/20/28	777,685	—	777,685
CZK	666,385	Receives	6-month CZK PRIBOR (pays semi-annually)	2.24% (pays annually)	8/21/28	758,660	—	758,660
CZK	937,775	Receives	6-month CZK PRIBOR (pays semi-annually)	2.32% (pays annually)	8/23/28	777,811	—	777,811
EUR	324,825	Receives	3-month EURIBOR (pays quarterly)	(0.09)% (pays annually)	3/25/20	(555,074)	—	(555,074)
EUR	324,825	Receives	3-month EURIBOR (pays quarterly)	(0.09)% (pays annually)	3/25/20	(560,608)	—	(560,608)
EUR	105,106	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	3/26/20	(156,846)	—	(156,846)
EUR	105,106	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	3/27/20	(151,990)	—	(151,990)
EUR	105,105	Receives	3-month EURIBOR (pays quarterly)	(0.10)% (pays annually)	3/27/20	(159,749)	—	(159,749)
EUR	207,042	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	3/29/20	(288,497)	—	(288,497)
EUR	313,205	Receives	3-month EURIBOR (pays quarterly)	(0.12)% (pays annually)	4/3/20	(403,175)	—	(403,175)
EUR	107,218	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	4/5/20	(148,195)	—	(148,195)
EUR	107,218	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	4/6/20	(146,218)	—	(146,218)
EUR	799,770	Receives	3-month EURIBOR (pays quarterly)	(0.09)% (pays annually)	4/15/20	(1,234,623)	—	(1,234,623)
EUR	126,143	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(469,906)	(243,828)	(713,734)
EUR	47,035	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(2,085,798)	1,405,002	(680,796)
EUR	1,160	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	5/16/23	(14,493)	(78)	(14,571)
EUR	17,347	Receives	6-month EURIBOR (pays semi-annually)	0.43% (pays annually)	5/22/23	(193,209)	87,145	(106,064)
EUR	1,534	Receives	6-month EURIBOR (pays semi-annually)	0.95% (pays annually)	4/12/28	(16,827)	—	(16,827)
EUR	2,886	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(2,620)	—	(2,620)
EUR	8,084	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	249,283	(287,471)	(38,188)
EUR	8,204	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(292,703)	31,789	(260,914)
EUR	915	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(30,126)	—	(30,126)
EUR	9,550	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(171,403)	—	(171,403)

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	$9,822	$(1,774)	$8,048
EUR	2,182	Receives	6-month EURIBOR (pays semi annually)	1.50% (pays annually)	6/4/48	(13,553)	—	(13,553)
HUF	2,149,708	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	27,176	—	27,176
HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(4,586)	—	(4,586)
HUF	5,322,580	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	6,762	—	6,762
HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	850,572	—	850,572
HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	810,522	—	810,522
HUF	10,841,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	961,245	—	961,245
HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	1,006,403	—	1,006,403
HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	536,359	—	536,359
HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	547,736	—	547,736
HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	88,259	—	88,259
HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	700,388	—	700,388
HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	484,215	—	484,215
HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	207,780	—	207,780
HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	201,535	—	201,535
HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	534,849	—	534,849
HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	167,522	—	167,522
HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	457,008	—	457,008
HUF	2,236,399	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	502,577	—	502,577
HUF	2,407,181	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	533,964	—	533,964
HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	212,230	—	212,230
HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	203,642	—	203,642
HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	110,376	—	110,376

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	$667,593	$—	$667,593
HUF	956,538	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	117,659	—	117,659
HUF	950,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	125,469	—	125,469
HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	329,892	—	329,892
HUF	4,379,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.66% (pays annually)	2/8/27	64,612	—	64,612
HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	1,478,680	—	1,478,680
HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	1,448,303	—	1,448,303
HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	1,455,760	—	1,455,760
HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	769,960	—	769,960
HUF	4,490,614	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/6/28	1,056,590	—	1,056,590
HUF	2,220,389	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	474,721	—	474,721
HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	362,467	—	362,467
HUF	2,264,798	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	474,467	—	474,467
HUF	4,340,586	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	863,521	—	863,521
HUF	1,736,824	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	119,544	—	119,544
HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	93,722	—	93,722
JPY	1,413,260	Receives	6-month JPY-LIBOR (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	452,516	—	452,516
JPY	1,206,794	Receives	6-month JPY-LIBOR (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	303,191	—	303,191
JPY	1,346,165	Receives	6-month JPY-LIBOR (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	968,002	—	968,002
JPY	1,114,835	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	779,773	—	779,773
JPY	469,100	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	83,151	—	83,151
JPY	469,100	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	79,870	—	79,870
JPY	1,525,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	188,684	—	188,684
JPY	2,052,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	84,095	—	84,095

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

JPY	5,251,695	Receives	6-month JPY-LIBOR (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	$(273,276)	$—	$(273,276)
JPY	2,998,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(70,979)	—	(70,979)
JPY	1,347,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(54,162)	—	(54,162)
JPY	1,677,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/17/48	327,861	—	327,861
NZD	79,000	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(1,146,316)	—	(1,146,316)
NZD	63,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(877,204)	—	(877,204)
NZD	63,650	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(890,426)	—	(890,426)
NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	1,733,255	—	1,733,255
NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	601,510	—	601,510
NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	794,584	—	794,584
NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(864,901)	—	(864,901)
NZD	19,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(803,935)	—	(803,935)
NZD	19,535	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(819,917)	—	(819,917)
NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(2,123,625)	—	(2,123,625)
NZD	16,873	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(617,858)	—	(617,858)
NZD	82,060	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(2,290,362)	—	(2,290,362)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,286,690)	—	(2,286,690)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,299,713)	—	(2,299,713)
NZD	140,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(3,573,144)	—	(3,573,144)
NZD	86,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(2,435,849)	—	(2,435,849)
NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/11/28	(1,625,888)	—	(1,625,888)
PLN	31,365	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	173,914	—	173,914
PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	484,013	—	484,013
PLN	86,972	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	482,241	—	482,241

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	$922,811	$—	$922,811
PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	845,056	—	845,056
PLN	144,938	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	923,259	—	923,259
PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	495,039	—	495,039
PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	173,187	—	173,187
PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	81,331	—	81,331
PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(408,218)	—	(408,218)
PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(299,274)	—	(299,274)
PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(101,749)	—	(101,749)
PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(360,700)	—	(360,700)
PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(63,174)	—	(63,174)
PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(69,453)	—	(69,453)
PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(107,610)	—	(107,610)
PLN	18,368	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(113,794)	—	(113,794)
PLN	13,442	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(86,537)	—	(86,537)
PLN	34,786	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(207,891)	—	(207,891)
PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(80,560)	—	(80,560)
PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(109,365)	—	(109,365)
PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	8,515	—	8,515
PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(35,208)	—	(35,208)
PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	1,783	—	1,783
PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(10,321)	—	(10,321)
PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(16,512)	—	(16,512)
PLN	54,047	Pays	6-month PLN WIBOR (pays semi-annually)	3.00% (pays annually)	2/8/27	474,859	—	474,859

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	$856,538	$—	$856,538
PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	871,108	—	871,108
PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	774,165	—	774,165
PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	526,185	—	526,185
PLN	64,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/6/28	747,706	—	747,706
PLN	31,826	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	332,247	—	332,247
PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	230,248	(82,312)	147,936
PLN	31,825	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	316,966	—	316,966
PLN	61,296	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	580,641	—	580,641
PLN	15,072	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	63,098	—	63,098
PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	14,874	—	14,874
SGD	66,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	170,127	—	170,127
SGD	66,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	164,512	—	164,512
SGD	69,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	219,769	—	219,769
SGD	133,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	443,374	—	443,374
SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	102,145	—	102,145
SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	103,545	—	103,545
SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	151,758	—	151,758
USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	7,402	—	7,402
USD	6,478	Pays	3-month USD-LIBOR (pays quarterly)	1.75% (pays annually)	7/31/20	(114,585)	—	(114,585)
USD	16,334	Pays	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(395,866)	—	(395,866)

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	17,380	Pays	3-month USD-LIBOR (pays quarterly)	1.62% (pays semi-annually)	8/14/20	$(460,836)	$—	$(460,836)
USD	19,667	Pays	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(495,814)	—	(495,814)
USD	9,452	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(262,638)	—	(262,638)
USD	33,453	Pays	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(943,519)	—	(943,519)
USD	1,310	Pays	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(37,545)	—	(37,545)
USD	9,330	Pays	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(296,600)	—	(296,600)
USD	9,330	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(296,152)	—	(296,152)
USD	9,622	Pays	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(271,000)	—	(271,000)
USD	9,312	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(259,593)	—	(259,593)
USD	12,726	Pays	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(320,135)	—	(320,135)
USD	6,834	Pays	3-month USD-LIBOR (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(316,019)	—	(316,019)
USD	6,626	Pays	3-month USD-LIBOR (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(297,594)	—	(297,594)
USD	10,838	Pays	3-month USD-LIBOR (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(328,772)	2,941	(325,831)
USD	10,104	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	473,451	—	473,451
USD	4,250	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	3/5/23	68,065	—	68,065
USD	860	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	13,611	(102)	13,509
USD	5,340	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/10/23	73,833	70	73,903
USD	3,071	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	46,445	216	46,661
USD	379	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	5,728	27	5,755
USD	6,470	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(16,709)	16,229	(480)
USD	6,795	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	297	190	487
USD	5,435	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	5,401	—	5,401
USD	3,186	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	5,057	—	5,057
USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	20,958	(1,077)	19,881

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,163	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	$3,421	$—	$3,421
USD	2,816	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	7,028	—	7,028
USD	2,583	Receives	3-month USD-LIBOR (pays quarterly)	3.18% (pays semi-annually)	10/12/23	(7,740)	—	(7,740)
USD	1,022	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/13/23	(723)	—	(723)
USD	2,527	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/16/23	123	—	123
USD	2,527	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/18/23	(3,009)	—	(3,009)
USD	4,040	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(5,028)	—	(5,028)
USD	7,283	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(21,941)	42,462	20,521
USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(7,203)	—	(7,203)
USD	4,225	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/25/23	(4,009)	—	(4,009)
USD	11,300	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	20,215	—	20,215
USD	4,855	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(505,846)	—	(505,846)
USD	6,620	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(689,962)	—	(689,962)
USD	9,340	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(903,051)	—	(903,051)
USD	9,340	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(900,387)	—	(900,387)
USD	3,030	Pays	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(296,352)	—	(296,352)
USD	2,769	Pays	3-month USD-LIBOR (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(258,739)	—	(258,739)
USD	5,537	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(545,208)	—	(545,208)
USD	47,602	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	3,727,100	(774,971)	2,952,129
USD	14,740	Receives	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	11/17/27	927,114	—	927,114
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.35% (pays semi-annually)	11/21/27	212,386	—	212,386
USD	14,203	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	495,883	—	495,883
USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	31,373	—	31,373
USD	17,888	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	2/1/28	647,984	—	647,984

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	603	Receives	3-month USD-LIBOR (pays quarterly)	2.84% (pays semi-annually)	2/9/28	$16,564	$—	$16,564
USD	14,655	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	3/15/28	353,739	—	353,739
USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	43,012	(846)	42,166
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	55,125	(7)	55,118
USD	1,566	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	39,428	(476)	38,952
USD	11,360	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/10/28	69,635	(46,261)	23,374
USD	5,532	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/5/28	97,375	—	97,375
USD	4,912	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/5/28	66,924	—	66,924
USD	4,618	Receives	3-month USD-LIBOR (pays quarterly)	2.96% (pays semi-annually)	6/7/28	53,153	—	53,153
USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	25,033	—	25,033
USD	9,647	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	55,923	—	55,923
USD	10,201	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	75,559	—	75,559
USD	10,383	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	81,377	5,405	86,782
USD	3,335	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	19,223	—	19,223
USD	13,376	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/4/28	105,100	—	105,100
USD	4,241	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	5,673	—	5,673
USD	3,934	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(11,503)	—	(11,503)
USD	1,676	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/10/28	(9,260)	—	(9,260)
USD	1,841	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(9,994)	—	(9,994)
USD	17,617	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	11/2/28	—	—	—
USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	77,741	—	77,741
USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	136,700	—	136,700
USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	177,947	—	177,947
USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	146,979	—	146,979

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	$204,763	$—	$204,763
USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	325,103	—	325,103
USD	8,868	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	601,431	—	601,431
USD	8,570	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	601,745	—	601,745
USD	2,500	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/17/48	51,960	346	52,306
USD	6,332	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	136,596	1,481	138,077
USD	6,990	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	148,665	—	148,665
USD	2,538	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	103,019	—	103,019
USD	4,544	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	117,749	(6,792)	110,957
USD	10,618	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/28/48	264,194	—	264,194
USD	10,907	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	314,311	—	314,311
USD	30,514	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	896,778	—	896,778
USD	11,173	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	336,615	—	336,615
USD	2,865	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	66,562	—	66,562
USD	2,605	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	72,523	—	72,523
USD	13,351	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	164,388	—	164,388
USD	4,121	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	10/9/48	(9,832)	—	(9,832)
USD	10,162	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	29,006	—	29,006
USD	4,859	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(20,340)	—	(20,340)
USD	15,835	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	5/29/28	119,996	—	119,996

						$(1,365,268)	$146,134	$(1,219,134)

56	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$237,881
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	212,106
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	198,511
Citibank, N.A.	MYR	235,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(153,410)
Citibank, N.A.	MYR	52,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	(25,395)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	351,154
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	293,501
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	328,978
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(32,469)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	696,056
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	36,897
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	292,791
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	410,369
JPMorgan Chase Bank, N.A.	MYR	134,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	(28,768)
JPMorgan Chase Bank, N.A.	MYR	107,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	(52,392)
JPMorgan Chase Bank, N.A.	MYR	55,345	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	(28,677)
JPMorgan Chase Bank, N.A.	MYR	55,350	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	(28,680)
JPMorgan Chase Bank, N.A.	MYR	138,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	(129,990)
JPMorgan Chase Bank, N.A.	MYR	110,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	(69,555)

57	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.86% (pays semi-annually)	2/25/23	$498,401
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill (pays quarterly)	4.06% (pays semi-annually)	6/4/23	326,543
Standard Chartered Bank	MYR	130,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	(13,954)
Standard Chartered Bank	MYR	55,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(36,154)
Standard Chartered Bank	MYR	53,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(37,788)
Standard Chartered Bank	MYR	55,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(41,310)

							$3,204,646

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation

Turkey	$9,840	1.00% (pays quarterly)(1)	6/20/20	3.31%	$(343,941)	$201,010	$(142,931)

Total	$9,840				$(343,941)	$201,010	$(142,931)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Colombia	$103,230	1.00% (pays quarterly)(1)	12/20/23	$1,290,719	$(874,658)	$416,061
France	27,737	0.25% (pays quarterly)(1)	12/20/24	155,725	(30,999)	124,726
Malaysia	508,840	1.00% (pays quarterly)(1)	12/20/23	2,543,352	(2,353,876)	189,476
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	69,988	1.00% (pays quarterly)(1)	12/20/23	3,258,175	(3,148,499)	109,676
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	52,900	1.00% (pays quarterly)(1)	12/20/23	2,462,677	(2,526,376)	(63,699)
Mexico	257,527	1.00% (pays quarterly)(1)	12/20/23	5,048,130	(2,453,579)	2,594,551

58	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	$153,163	1.00% (pays quarterly)(1)	12/20/22	$(2,842,051)	$(47,621)	$(2,889,672)
Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	184,955	(967,267)	(782,312)
Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	184,963	(967,424)	(782,461)
Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	446,205	(2,199,241)	(1,753,036)
Russia	242,366	1.00% (pays quarterly)(1)	12/20/23	4,919,145	(5,727,956)	(808,811)
South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	1,440,145	(3,955,742)	(2,515,597)
South Africa	49,000	1.00% (pays quarterly)(1)	12/20/27	6,294,703	(4,969,814)	1,324,889
South Africa	10,300	1.00% (pays quarterly)(1)	12/20/27	1,323,172	(1,331,287)	(8,115)
South Africa	17,000	1.00% (pays quarterly)(1)	12/20/27	2,183,877	(2,201,593)	(17,716)
South Africa	23,500	1.00% (pays quarterly)(1)	12/20/27	3,018,888	(3,104,514)	(85,626)
South Africa	18,100	1.00% (pays quarterly)(1)	12/20/27	2,325,186	(2,445,704)	(120,518)

Total				$34,237,966	$(39,306,150)	$(5,068,184)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$94,480	5.00% (pays quarterly)(1)	12/20/23	6.12%	$(3,637,146)	$3,953,604	$316,458
Cyprus	Goldman Sachs International	3,268	1.00% (pays quarterly)(1)	6/20/21	1.03	1,571	136,255	137,826
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	1.11	(9,942)	170,066	160,124
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	3.31	(403,536)	244,118	(159,418)
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	3.34	(544,473)	390,438	(154,035)
Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	3.36	(458,384)	238,799	(219,585)
Turkey	BNP Paribas	19,643	1.00% (pays quarterly)(1)	6/20/23	3.78	(2,120,017)	763,647	(1,356,370)
Turkey	BNP Paribas	27,684	1.00% (pays quarterly)(1)	12/20/26	4.12	(5,134,191)	3,765,096	(1,369,095)
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	4.12	(5,348,115)	3,921,975	(1,426,140)

59	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Turkey	Citibank, N.A.	$43,500	1.00% (pays quarterly)(1)	6/20/23	3.78%	$(4,694,839)	$1,708,345	$(2,986,494)
Turkey	Deutsche Bank AG	12,764	1.00% (pays quarterly)(1)	12/20/23	3.77	(1,500,617)	1,515,499	14,882
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	3.31	(505,775)	251,984	(253,791)
Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	4.12	(2,139,246)	1,578,169	(561,077)
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	4.16	(6,524,473)	4,258,424	(2,266,049)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	3.31	(429,576)	252,863	(176,713)
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	3.31	(283,122)	148,089	(135,033)

Total		$348,708				$(33,731,881)	$23,297,371	$(10,434,510)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,160	1.00% (pays quarterly)(1)	12/20/18	$(5,030)	$(603)	$(5,633)
Colombia	Goldman Sachs International	60,800	1.00% (pays quarterly)(1)	12/20/28	5,023,377	(4,338,473)	684,904
Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(10,235)	(20,902)	(31,137)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(4,474)	(8,301)	(12,775)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(1,936)	(3,672)	(5,608)
Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(15,039)	(29,218)	(44,257)
Croatia	Goldman Sachs International	3,000	1.00% (pays quarterly)(1)	3/20/19	(13,238)	(16,513)	(29,751)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(29,866)	(54,703)	(84,569)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(46,420)	(85,112)	(131,532)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(26,100)	(50,878)	(76,978)
France	Citibank, N.A.	86,529	0.25% (pays quarterly)(1)	12/20/28	1,933,866	(1,793,311)	140,555

60	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

France	Goldman Sachs International	$162,224	0.25% (pays quarterly)(1)	12/20/28	$3,625,598	$(3,297,675)	$327,923
Lebanon	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	12/20/27	1,552,272	(1,303,337)	248,935
Lebanon	Goldman Sachs International	3,722	5.00% (pays quarterly)(1)	12/20/18	(10,743)	5,639	(5,104)
Lebanon	Goldman Sachs International	3,450	5.00% (pays quarterly)(1)	12/20/18	(9,958)	4,835	(5,123)
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	517,082	(652,154)	(135,072)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	560,987	(640,378)	(79,391)
Poland	Bank of America, N.A.	5,200	1.00% (pays quarterly)(1)	9/20/19	(42,831)	15,443	(27,388)
Poland	Barclays Bank PLC	3,164	1.00% (pays quarterly)(1)	9/20/19	(26,061)	9,939	(16,122)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(3,549)	1,721	(1,828)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(3,549)	1,622	(1,927)
Qatar	Barclays Bank PLC	9,791	1.00% (pays quarterly)(1)	12/20/18	(22,927)	4,308	(18,619)
Qatar	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	3/20/19	(5,330)	1,410	(3,920)
Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(3,542)	1,214	(2,328)
Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(13,275)	5,957	(7,318)
Qatar	Deutsche Bank AG	539	1.00% (pays quarterly)(1)	6/20/19	(3,542)	1,145	(2,397)
Qatar	Deutsche Bank AG	1,740	1.00% (pays quarterly)(1)	6/20/19	(11,435)	3,695	(7,740)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	3/20/19	(7,373)	2,259	(5,114)
Qatar	Goldman Sachs International	3,330	1.00% (pays quarterly)(1)	3/20/19	(14,791)	3,815	(10,976)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(22,374)	(13,723)	(36,097)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(130,955)	(54,641)	(185,596)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(16,792)	872	(15,920)
Qatar	JPMorgan Chase Bank, N.A.	580	1.00% (pays quarterly)(1)	3/20/19	(2,576)	745	(1,831)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(3,352)	1,628	(1,724)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(6,782)	2,451	(4,331)

61	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	JPMorgan Chase Bank, N.A.	$1,520	1.00% (pays quarterly)(1)	6/20/19	$(9,989)	$3,133	$(6,856)
Qatar	Nomura International PLC	620	1.00% (pays quarterly)(1)	3/20/19	(2,754)	728	(2,026)
Qatar	Nomura International PLC	1,540	1.00% (pays quarterly)(1)	3/20/19	(6,840)	1,866	(4,974)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(52,222)	10,855	(41,367)
South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	944,081	(802,456)	141,625
South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	525,127	(403,032)	122,095
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	179,347	(145,549)	33,798
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	269,020	(287,701)	(18,681)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	279,595	(351,732)	(72,137)
South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	1,267,687	(1,772,017)	(504,330)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,520,654	(2,126,852)	(606,198)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	2,490,297	(3,333,089)	(842,792)
South Africa	Deutsche Bank AG	4,860	1.00% (pays quarterly)(1)	9/20/22	174,325	(186,079)	(11,754)
South Africa	Deutsche Bank AG	5,700	1.00% (pays quarterly)(1)	9/20/22	204,455	(217,306)	(12,851)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	110,119	(113,914)	(3,795)
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	538,040	(574,638)	(36,598)
South Africa	Goldman Sachs International	2,647	1.00% (pays quarterly)(1)	12/20/22	104,473	(106,302)	(1,829)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	281,015	(260,574)	20,441
South Africa	HSBC Bank USA, N.A.	2,500	1.00% (pays quarterly)(1)	12/20/22	98,671	(96,414)	2,257
South Africa	Nomura International PLC	7,571	1.00% (pays quarterly)(1)	12/20/22	298,815	(299,230)	(415)

Total					$21,913,023	$(23,355,199)	$(1,442,176)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $358,548,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

62	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	KRW	145,500	Positive Return on KOSPI 200 Index Futures 12/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 12/2018 (pays upon termination)	12/13/18	$(3,605,982)
Citibank, N.A.	USD	131,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	12/14/18	550,679
Citibank, N.A.	USD	112,200	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	12/14/18	476,939
Citibank, N.A.	USD	103,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	12/14/18	588,469
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR+ 115 bp on $14,370,953 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(2,546,363)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR + 115 bp on $8,023,055 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(919,711)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR + 115 bp on $13,781,238 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(2,021,033)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR + 115 bp on $6,996,612 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(1,118,491)

63	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	EGP	213,875	Total Return on Egypt Treasury Bill, 0.00% due 7/23/19 (pays upon termination)	3-month USD-LIBOR + 55 bp on $10,040,350 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	7/23/19	$240,072

						$(8,355,421)

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
OMO	–	Open Market Operation

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BHD	–	Bahraini Dinar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
GHS	–	Ghanaian Cedi
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham
MYR	–	Malaysian Ringgit
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
QAR	–	Qatari Riyal
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
XOF	–	West African CFA Franc
ZAR	–	South African Rand

64	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $4,116,698,389)	$3,856,350,632
Affiliated investment, at value (identified cost, $733,776,021)	733,702,692
Cash	19,898,944
Deposits for derivatives collateral —
Futures contracts	407,990
Centrally cleared swap contracts	107,683,351
OTC derivatives	21,040,330
Foreign currency, at value (identified cost, $94,559,087)	93,722,665
Interest and dividends receivable	85,099,290
Dividends receivable from affiliated investment	1,103,200
Receivable for investments sold	60,527,113
Receivable for variation margin on open futures contracts	1,966,472
Receivable for variation margin on open centrally cleared swap contracts	3,847,031
Receivable for open forward foreign currency exchange contracts	203,399,623
Receivable for open swap contracts	10,505,717
Receivable for closed swap contracts	1,410,447
Receivable for closed options	6,472,610
Upfront payments on open non-centrally cleared swap contracts	23,440,479
Tax reclaims receivable	23,228
Receivable from affiliate	1,354,309
Total assets	$5,231,956,123

Liabilities
Cash collateral due to brokers	$21,040,330
Payable for reverse repurchase agreements, including accrued interest of $260,770	319,812,913
Written options outstanding, at value (premiums received, $524,985)	34,287
Payable for investments purchased	74,668,409
Payable for when-issued securities	21,285,000
Payable for open forward foreign currency exchange contracts	223,695,744
Payable for open swap contracts	25,118,631
Upfront receipts on open non-centrally cleared swap contracts	23,382,651
Payable to affiliates:
Investment adviser fee	3,649,015
Trustees’ fees	8,628
Accrued foreign capital gains taxes	10,566
Accrued expenses and other liabilities	2,311,682
Total liabilities	$715,017,856
Net Assets applicable to investors’ interest in Portfolio	$4,516,938,267

65	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest (net of foreign taxes, $11,112,023)	$284,444,741
Dividends (net of foreign taxes, $1,475,796)	8,016,829
Dividends from affiliated investment	6,711,359
Total investment income	$299,172,929

Expenses
Investment adviser fee	$44,559,866
Trustees’ fees and expenses	101,503
Custodian fee	5,592,901
Legal and accounting services	411,785
Interest expense and fees	3,606,559
Interest expense on securities sold short	7,873
Miscellaneous	477,994
Total expenses	$54,758,481
Deduct —
Allocation of expenses to affiliate	$1,354,309
Total expense reductions	$1,354,309

Net expenses	$53,404,172

Net investment income	$245,768,757

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,137,974)	$(85,038,129)
Investment transactions — affiliated investment	(7,707)
Written options	3,611,222
Securities sold short	92,956
Futures contracts	(77,475,481)
Swap contracts	(84,192,792)
Forward volatility agreements	(1,342,392)
Foreign currency transactions	(10,100,730)
Forward foreign currency exchange contracts	41,828,317
Net realized loss	$(212,624,736)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $522,416)	$(382,830,299)
Investments — affiliated investment	(73,329)
Written options	(2,338,944)
Securities sold short	(74,762)
Futures contracts	2,514,853
Swap contracts	16,117,964
Forward volatility agreements	543,165
Foreign currency	(6,357,051)
Forward foreign currency exchange contracts	(33,635,256)
Net change in unrealized appreciation (depreciation)	$(406,133,659)

Net realized and unrealized loss	$(618,758,395)

Net decrease in net assets from operations	$(372,989,638)

66	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$245,768,757	$115,192,087
Net realized gain (loss)	(212,624,736)	3,070,940
Net change in unrealized appreciation (depreciation)	(406,133,659)	16,364,972
Net increase (decrease) in net assets from operations	$(372,989,638)	$134,627,999
Capital transactions —
Contributions	$1,428,513,014	$1,938,715,733
Withdrawals	(606,564,478)	(265,577,214)
Net increase in net assets from capital transactions	$821,948,536	$1,673,138,519

Net increase in net assets	$448,958,898	$1,807,766,518

Net Assets
At beginning of year	$4,067,979,369	$2,260,212,851
At end of year	$4,516,938,267	$4,067,979,369

67	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018		2017	2016		2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.11	%(3)	1.13%	1.10%		1.14%	1.28%
Net investment income	5.09%		4.54%	5.09%		5.53%	4.58%
Portfolio Turnover	75%		76%	97%		75%	116%

Total Return	(7.08	)%(3)	5.65%	7.79	%(4)	3.36%	6.99%

Net assets, end of year (000’s omitted)	$4,516,938		$4,067,979	$2,260,213		$1,879,008	$1,510,154

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and reverse repurchase agreements, of 0.07%, 0.06%, 0.03%, 0.03% and 0.14% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the year ended October 31, 2018). Absent this reimbursement, total return would be lower.

(4)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

68	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Commodity Strategy Fund held an interest of 91.0%, 8.2%, 0.6% and 0.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2018 were $16,589,376 or 0.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

69

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October 31, 2018

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

70

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October 31, 2018

Notes to Consolidated Financial Statements — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization

71

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October 31, 2018

Notes to Consolidated Financial Statements — continued

of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to- market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

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Notes to Consolidated Financial Statements — continued

bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

T  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

U  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

V  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

W  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

X  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

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Notes to Consolidated Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $44,559,866 or 0.92% of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $1,354,309 of the Portfolio’s operating expenses for the year ended October 31, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2018, BMR reimbursed the Portfolio $8,365 for a net realized loss due to trading errors. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$3,244,735,196	$2,289,193,879
U.S. Government and Agency Securities	287,897,702	234,458,130

	$3,532,632,898	$2,523,652,009

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,853,770,851

Gross unrealized appreciation	$78,945,280
Gross unrealized depreciation	(330,491,843)

Net unrealized depreciation	$(251,546,563)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Consolidated Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Consolidated Financial Statements — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $268,939,485. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $67,152,831 at October 31, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$26,313,100	$33,376,284	$59,689,384
Not applicable	—	37,080,017 *	—	—	77,356,126 *	114,436,143
Receivable for open forward foreign currency exchange contracts	—	—	—	203,399,623	—	203,399,623
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	1,616,087	22,500,474	—	240,072	6,297,735	30,654,368

Total Asset Derivatives	$1,616,087	$59,580,491	$—	$229,952,795	$117,030,145	$408,179,518

Derivatives not subject to master netting or similar agreements	$—	$37,080,017	$—	$—	$77,356,126	$114,436,143

Total Asset Derivatives subject to master netting or similar agreements	$1,616,087	$22,500,474	$—	$229,952,795	$39,674,019	$293,743,375

Written options outstanding, at value	$—	$—	$—	$(34,287)	$—	$(34,287)
Not applicable	—	(3,185,992)*	(245,850)*	—	(76,821,567)*	(80,253,409)
Payable for open forward foreign currency exchange contracts	—	—	—	(223,695,744)	—	(223,695,744)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(34,319,332)	(3,605,982)	(6,605,598)	(678,542)	(45,209,454)

Total Liability Derivatives	$—	$(37,505,324)	$(3,851,832)	$(230,335,629)	$(77,500,109)	$(349,192,894)

Derivatives not subject to master netting or similar agreements	$—	$(3,185,992)	$(245,850)	$—	$(76,821,567)	$(80,253,409)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(34,319,332)	$(3,605,982)	$(230,335,629)	$(678,542)	$(268,939,485)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

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Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$1,198,791	$(1,198,791)	$—	$—	$—	$1,117
Bank of America, N.A.	27,260,995	(2,618,244)	(24,642,745)	(6)	—	6
Barclays Bank PLC	3,363,442	(280,805)	—	(3,037,332)	45,305	3,037,332
BNP Paribas	10,328,510	(10,328,510)	—	—	—	—
Citibank, N.A.	11,468,606	(9,852,519)	—	(1,616,087)	—	1,720,236
Deutsche Bank AG	38,667,313	(36,730,559)	(136,753)	(1,800,001)	—	1,800,001
Goldman Sachs International	76,318,192	(70,704,268)	(5,613,904)	(20)	—	20
HSBC Bank USA, N.A.	4,126,221	(1,391,248)	(2,640,369)	—	94,604	—
JPMorgan Chase Bank, N.A.	23,417,802	(22,699,975)	—	(8,994)	708,833	8,994
Morgan Stanley & Co. International PLC	12,380,229	(197,825)	—	(12,182,404)	—	12,196,535
Nomura International PLC	298,815	(298,815)	—	—	—	480,055
Société Générale	1,439,520	(125,233)	(1,309,112)	(5,175)	—	5,175
Standard Chartered Bank	79,182,627	(57,332,741)	(10,437,988)	(89,649)	11,322,249	89,649
State Street Bank and Trust Company	1,661,214	(1,661,214)	—	—	—	—
UBS AG	927,601	(927,601)	—	—	—	—
VTB Capital PLC	1,703,497	—	—	(1,701,210)	2,287	1,701,210

	$293,743,375	$(216,348,348)	$(44,780,871)	$(20,440,878)	$12,173,278	$21,040,330

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(1,849,212)	$1,198,791	$650,421	$—	$—	$—
Bank of America, N.A.	(2,618,244)	2,618,244	—	—	—	—
Barclays Bank PLC	(280,805)	280,805	—	—	—	—
BNP Paribas	(31,453,888)	10,328,510	20,566,350	—	(559,028)	—
Citibank, N.A.	(26,592,189)	9,852,519	16,739,670	—	—	—
Credit Agricole Corporate and Investment Bank	(4,955,497)	—	4,291,401	—	(664,096)	—
Credit Suisse International	(258,987)	—	169,714	—	(89,273)	—
Deutsche Bank AG	(36,730,559)	36,730,559	—	—	—	—
Goldman Sachs International	(70,704,268)	70,704,268	—	—	—	—
HSBC Bank USA, N.A.	(1,391,248)	1,391,248	—	—	—	—
ICBC Standard Bank PLC	(331,651)	—	—	—	(331,651)	—
JPMorgan Chase Bank, N.A.	(22,699,975)	22,699,975	—	—	—	—
Morgan Stanley & Co. International PLC	(197,825)	197,825	—	—	—	—
Nomura International PLC	(344,938)	298,815	—	—	(46,123)	—

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Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Société Générale	$(125,233)	$125,233	$—	$—	$—	$—
Standard Chartered Bank	(57,332,741)	57,332,741	—	—	—	—
State Street Bank and Trust Company	(3,113,804)	1,661,214	1,315,783	—	(136,807)	—
The Toronto-Dominion Bank	(342,530)	—	—	—	(342,530)	—
UBS AG	(7,615,891)	927,601	6,688,290	—	—	—

	$(268,939,485)	$216,348,348	$50,421,629	$—	$(2,169,508)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$21,040,330

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at October 31, 2018 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(4,638,514)	$65,924	$(6,164,297)
Written options	—	—	—	3,611,222	—
Futures contracts	(77,004,721)	—	(4,691,999)	—	4,221,239
Swap contracts	(2,692,989)	(44,957,777)	(4,417,128)	(3,555,036)	(28,569,862)
Forward volatility agreements	—	—	—	(1,342,392)	—
Forward foreign currency exchange contracts	—	—	—	41,828,317	—

Total	$(79,697,710)	$(44,957,777)	$(13,747,641)	$40,608,035	$(30,512,920)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(152,456)	$14,806,741	$324,712
Written options	—	—	—	(2,338,944)	—
Futures contracts	2,206,569	—	565,947	—	(257,663)
Swap contracts	1,616,087	(1,900,520)	(3,864,475)	(7,473,616)	27,740,488
Forward volatility agreements	—	—	—	543,165	—
Forward foreign currency exchange contracts	—	—	—	(33,635,256)	—

Total	$3,822,656	$(1,900,520)	$(3,450,984)	$(28,097,910)	$27,807,537

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Notes to Consolidated Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Interest Rate Swaptions Purchased	Forward Volatility Agreements

$2,157,202,000	$2,493,664,000	$11,230,255,000	$13,863,224,000	$306,901,000	$102,992,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately $2,195,161,000, $205,991,000 and 8,263 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	10/5/2018	11/9/2018		2.25%	$1,025,075	$1,026,549
Barclays Bank PLC	10/5/2018	11/9/2018		2.00%	2,129,838	2,132,559
Barclays Bank PLC	10/5/2018	11/9/2018		2.80%	2,358,930	2,363,150
Barclays Bank PLC	10/5/2018	11/6/2018		2.35%	2,598,310	2,602,211
Barclays Bank PLC	10/5/2018	11/9/2018		2.80%	8,082,490	8,096,949
Barclays Bank PLC	10/9/2018	On Demand	(1)	2.65%	5,223,750	5,232,210
Barclays Bank PLC	10/9/2018	11/26/2018		2.65%	8,750,000	8,764,170
Barclays Bank PLC	10/16/2018	11/6/2018		2.65%	16,626,224	16,644,582
Barclays Bank PLC	10/22/2018	On Demand	(1)	2.30%	12,659,475	12,665,945
Barclays Bank PLC	10/24/2018	11/9/2018		2.75%	2,010,830	2,011,905
Barclays Bank PLC	10/24/2018	11/9/2018		2.10%	3,198,593	3,199,899
Barclays Bank PLC	10/24/2018	11/9/2018		2.80%	3,462,570	3,464,455
Barclays Bank PLC	10/24/2018	11/6/2018		2.75%	4,179,907	4,182,142
Barclays Bank PLC	10/24/2018	11/6/2018		2.30%	5,197,939	5,200,264
Barclays Bank PLC	10/24/2018	11/9/2018		2.75%	5,275,857	5,278,678
Barclays Bank PLC	10/24/2018	11/26/2018		2.65%	15,204,292	15,212,127
Barclays Bank PLC	10/30/2018	11/9/2018		2.80%	3,957,706	3,958,014
Barclays Bank PLC	10/30/2018	11/6/2018		2.50%	38,910,953	38,913,655
JPMorgan Chase Bank, N.A.	10/2/2018	On Demand	(1)	2.50%	1,705,688	1,708,673
JPMorgan Chase Bank, N.A.	10/2/2018	On Demand	(1)	2.25%	2,821,276	2,825,665

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Notes to Consolidated Financial Statements — continued

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest

JPMorgan Chase Bank, N.A.	10/5/2018	On Demand	(1)	2.70%	$3,145,700	$3,151,126
JPMorgan Chase Bank, N.A.	10/5/2018	On Demand	(1)	2.70%	5,520,244	5,529,766
JPMorgan Chase Bank, N.A.	10/5/2018	On Demand	(1)	2.70%	7,532,280	7,545,273
JPMorgan Chase Bank, N.A.	10/5/2018	On Demand	(1)	2.70%	14,625,000	14,650,228
JPMorgan Chase Bank, N.A.	10/5/2018	On Demand	(1)	2.70%	14,900,000	14,925,703
JPMorgan Chase Bank, N.A.	10/22/2018	On Demand	(1)	2.60%	4,388,354	4,391,207
JPMorgan Chase Bank, N.A.	10/22/2018	11/23/2018		2.70%	15,935,662	15,946,419
JPMorgan Chase Bank, N.A.	10/22/2018	On Demand	(1)	2.20%	16,187,478	16,196,381
JPMorgan Chase Bank, N.A.	10/22/2018	11/23/2018		2.70%	17,037,947	17,049,448
JPMorgan Chase Bank, N.A.	10/22/2018	11/23/2018		2.70%	26,917,660	26,935,829
Nomura International PLC	10/22/2018	On Demand	(1)	2.55%	1,248,300	1,249,002
Nomura International PLC	10/22/2018	On Demand	(1)	2.65%	4,497,082	4,499,730
Nomura International PLC	10/22/2018	11/5/2018		2.65%	16,911,562	16,921,521
Nomura International PLC	10/24/2018	11/23/2018		2.55%	12,473,171	12,479,355
Nomura International PLC	10/24/2018	On Demand	(1)	2.45%	12,852,000	12,858,123

Total					$319,552,143	$319,812,913

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At October 31, 2018, the remaining contractual maturity of open reverse repurchase agreements was as follows: overnight and continuous ($107,306,627) and up to 30 days ($212,245,516). The type of underlying collateral for all open reverse repurchase agreements was sovereign debt.

For the year ended October 31, 2018, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $122,164,000 and 2.09%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2018.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2018.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(140,949,464)	$—	$140,949,464	$—
JPMorgan Chase Bank, N.A.	(130,855,718)	—	130,855,718	—
Nomura International PLC	(48,007,731)	—	48,007,731	—

	$(319,812,913)	$—	$319,812,913	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

80

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Notes to Consolidated Financial Statements — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$2,680,607,272		$—	$2,680,607,272
Foreign Corporate Bonds	—	110,844,963		15,605,937	126,450,900
Sovereign Loans	—	147,193,649		30,854,563	178,048,212
Credit Linked Notes	—	2,820,000		—	2,820,000
Collateralized Mortgage Obligations	—	54,835,087		—	54,835,087
Small Business Administration Loans (Interest Only)	—	49,053,762		—	49,053,762
Common Stocks
Iceland	381,631	116,341,803	**	—	116,723,434
Vietnam	1,348,063	58,031,592	**	—	59,379,655
Other Countries***	—	68,569,524	**	—	68,569,524
Warrants	—	—		221,631	221,631
Short-Term Investments —
Foreign Government Securities	—	324,210,001		—	324,210,001
U.S. Treasury Obligations	—	135,741,770		—	135,741,770
Other	—	733,702,692		—	733,702,692
Purchased Currency Options	—	26,313,100		—	26,313,100
Purchased Interest Rate Swaptions	—	33,376,284		—	33,376,284

Total Investments	$1,729,694	$4,541,641,499		$46,682,131	$4,590,053,324

Forward Foreign Currency Exchange Contracts	$—	$203,399,623		$—	$203,399,623
Futures Contracts	8,550,798	—		—	8,550,798
Swap Contracts	—	136,539,713		—	136,539,713

Total	$10,280,492	$4,881,580,835		$46,682,131	$4,938,543,458

81

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Written Currency Options	$—	$(34,287)	$—	$(34,287)
Forward Foreign Currency Exchange Contracts	—	(223,695,744)	—	(223,695,744)
Futures Contracts	(8,029,602)	(245,850)	—	(8,275,452)
Swap Contracts	—	(117,187,411)	—	(117,187,411)

Total	$(8,029,602)	$(341,163,292)	$—	$(349,192,894)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

***	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

82

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2018, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2018, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 27, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

83

Eaton Vance Global Macro Absolute Return Advantage Fund

Global Macro Absolute Return Advantage Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	446,452,169	795,222
Keith Quinton	446,590,452	656,940
Marcus L. Smith	446,451,805	795,587
Susan J. Sutherland	446,689,986	557,406
Scott E. Wennerholm	446,647,076	600,316

Results are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Global Macro Absolute Return Advantage Portfolio.

Global Macro Absolute Return Advantage Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld

Mark R. Fetting	100%	0%
Keith Quinton	100%	0%
Marcus L. Smith	100%	0%
Susan J. Sutherland	100%	0%
Scott E. Wennerholm	100%	0%

Results are rounded to the nearest whole number.

84

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

85

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

86

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

87

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

88

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/17	10/31/18
Audit Fees	$119,383	$113,815
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$46,100	$40,267
All Other Fees(3)	$0	$0

Total	$165,483	$154,082

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$46,100	$40,267
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 27, 2018